UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Equity Income Portfolio

September 30, 2005

1.808778.101 VIPEI-QTLY 1105

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 98.1%
	Shares	Value

CONSUMER DISCRETIONARY 11.6%
Auto Components – 0.3%
American Axle & Manufacturing
Holdings, Inc.	231,100	$ 5,333,788
Johnson Controls, Inc.	291,600	18,093,780
TRW Automotive Holdings Corp. (a)	326,400	9,576,576
		33,004,144
Automobiles – 0.8%
Ford Motor Co.	747,100	7,366,406
Harley Davidson, Inc.	125,900	6,098,596
Monaco Coach Corp.	188,200	2,774,068
Renault SA	229,101	21,704,410
Toyota Motor Corp. sponsored ADR	443,400	40,956,858
		78,900,338
Diversified Consumer Services 0.1%
Service Corp. International (SCI)	1,347,700	11,172,433
Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp.	2,007,000	67,214,430
Household Durables 1.3%
Koninklijke Philips Electronics NV
(NY Shares)	601,900	16,058,692
Maytag Corp.	1,622,720	29,630,867
Newell Rubbermaid, Inc.	2,583,200	58,509,480
Whirlpool Corp.	373,000	28,262,210
		132,461,249
Leisure Equipment & Products 0.3%
Eastman Kodak Co.	1,436,400	34,947,612
Media 5.8%
Clear Channel Communications, Inc.	2,981,000	98,045,090
Comcast Corp. Class A (a)	2,574,491	75,638,546
Discovery Holding Co. Class A (a)	368,167	5,316,331
Knight Ridder, Inc.	345,100	20,250,468
Lagardere S.C.A. (Reg.)	187,342	13,299,945
Liberty Media Corp. Class A (a)	3,681,676	29,637,492
News Corp. Class A	1,178,916	18,379,300
NTL, Inc. (a)	334,555	22,348,274
The New York Times Co. Class A	560,190	16,665,653
The Reader’s Digest Association, Inc.
(non vtg.)	1,699,003	27,133,078
Time Warner, Inc.	6,166,850	111,681,654
Viacom, Inc. Class B (non vtg.)	3,115,186	102,832,290
Vivendi Universal SA sponsored ADR	725,400	23,742,342
Walt Disney Co.	2,379,300	57,412,509
		622,382,972
Multiline Retail – 1.1%
Big Lots, Inc. (a)	2,348,156	25,806,237
Dollar Tree Stores, Inc. (a)	1,349,400	29,214,510
Family Dollar Stores, Inc.	995,400	19,778,598
Federated Department Stores, Inc.	559,300	37,400,391
Sears Holdings Corp. (a)	67,387	8,384,291
		120,584,027

	Shares	Value
Specialty Retail 1.1%
AnnTaylor Stores Corp. (a)	1,113,050	$ 29,551,478
Gap, Inc.	1,503,478	26,205,622
RadioShack Corp.	1,122,500	27,838,000
Tiffany & Co., Inc.	827,300	32,901,721
		116,496,821
Textiles, Apparel & Luxury Goods 0.2%
Liz Claiborne, Inc.	490,240	19,276,237

TOTAL CONSUMER DISCRETIONARY		1,236,440,263

CONSUMER STAPLES 6.1%
Beverages 1.0%
Anheuser Busch Companies, Inc.	1,295,000	55,736,800
Molson Coors Brewing Co. Class B	165,800	10,612,858
The Coca Cola Co.	1,002,900	43,315,251
		109,664,909
Food & Staples Retailing – 1.2%
CVS Corp.	620,600	18,003,606
Wal Mart Stores, Inc.	2,423,500	106,197,770
		124,201,376
Food Products – 0.3%
Corn Products International, Inc.	438,700	8,848,579
Kraft Foods, Inc. Class A	868,400	26,564,356
		35,412,935
Household Products – 1.9%
Colgate Palmolive Co.	2,310,700	121,981,853
Kimberly Clark Corp.	788,000	46,909,640
Procter & Gamble Co.	662,600	39,398,196
		208,289,689
Personal Products 0.7%
Avon Products, Inc.	373,200	10,076,400
Gillette Co.	1,115,120	64,899,984
		74,976,384
Tobacco – 1.0%
Altria Group, Inc.	1,406,600	103,680,486

TOTAL CONSUMER STAPLES		656,225,779

ENERGY 12.7%
Energy Equipment & Services – 3.2%
Baker Hughes, Inc.	1,263,000	75,375,840
BJ Services Co.	999,290	35,964,447
Halliburton Co.	662,600	45,401,352
Noble Corp.	740,800	50,715,168
Schlumberger Ltd. (NY Shares)	1,566,010	132,139,924
		339,596,731
Oil, Gas & Consumable Fuels 9.5%
Apache Corp.	601,580	45,250,848
BP PLC sponsored ADR	2,146,442	152,075,416
Chevron Corp.	2,162,642	139,987,817

Quarterly Report 2

Common Stocks continued
	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
ConocoPhillips	334,300	$ 23,370,913
El Paso Corp.	944,400	13,127,160
Exxon Mobil Corp.	6,074,936	386,001,427
Kerr McGee Corp.	62,200	6,040,242
Total SA:
Series B	218,300	59,299,011
sponsored ADR	1,458,196	198,052,181
		1,023,205,015

TOTAL ENERGY		1,362,801,746

FINANCIALS 26.2%
Capital Markets 4.3%
Bank of New York Co., Inc.	3,013,100	88,615,271
Charles Schwab Corp.	3,295,020	47,547,139
Janus Capital Group, Inc.	2,363,700	34,155,465
Mellon Financial Corp.	1,626,000	51,983,220
Merrill Lynch & Co., Inc.	1,557,300	95,540,355
Morgan Stanley	1,868,900	100,808,466
Nomura Holdings, Inc.	1,706,400	26,517,457
State Street Corp.	386,200	18,892,904
		464,060,277
Commercial Banks – 6.6%
Bank of America Corp.	7,077,366	297,957,109
Comerica, Inc.	581,900	34,273,910
Kookmin Bank sponsored ADR	397,000	23,522,250
Lloyds TSB Group PLC	2,282,400	18,808,000
Royal Bank of Scotland Group PLC	625,547	17,760,286
State Bank of India	463,175	11,143,492
U.S. Bancorp, Delaware	1,523,938	42,792,179
Wachovia Corp.	2,972,075	141,441,049
Wells Fargo & Co.	1,962,100	114,920,197
		702,618,472
Consumer Finance – 1.0%
American Express Co.	1,230,296	70,668,202
MBNA Corp.	1,279,700	31,531,808
		102,200,010
Diversified Financial Services – 4.6%
CIT Group, Inc.	539,400	24,370,092
Citigroup, Inc.	5,767,919	262,555,673
JPMorgan Chase & Co.	6,166,112	209,216,180
		496,141,945
Insurance – 7.3%
ACE Ltd.	2,096,915	98,701,789
Allianz AG sponsored ADR	1,115,700	15,073,107
Allstate Corp.	1,444,700	79,877,463
American International Group, Inc.	4,233,250	262,292,170

	Shares	Value
Genworth Financial, Inc. Class A
(non vtg.)	1,375,200	$ 44,336,448
Hartford Financial Services Group, Inc.	993,800	76,691,546
Marsh & McLennan Companies, Inc.	793,600	24,117,504
MetLife, Inc. unit	835,300	23,446,871
Montpelier Re Holdings Ltd.	350,800	8,717,380
PartnerRe Ltd.	486,620	31,168,011
The St. Paul Travelers Companies, Inc.	2,316,526	103,942,522
XL Capital Ltd. Class A	155,720	10,593,632
		778,958,443
Real Estate 0.4%
CarrAmerica Realty Corp.	145,540	5,232,163
Equity Office Properties Trust	508,000	16,616,680
Equity Residential (SBI)	558,400	21,135,440
		42,984,283
Thrifts & Mortgage Finance – 2.0%
Fannie Mae	2,509,200	112,462,344
Freddie Mac	810,500	45,760,830
Housing Development Finance Corp. Ltd.	1,133,500	26,803,774
Sovereign Bancorp, Inc.	1,420,750	31,313,330
		216,340,278

TOTAL FINANCIALS		2,803,303,708

HEALTH CARE 7.3%
Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	2,444,400	97,458,228
Thermo Electron Corp. (a)	460,100	14,217,090
		111,675,318
Health Care Providers & Services 0.6%
Cardinal Health, Inc.	668,700	42,422,328
Health Net, Inc. (a)	124,800	5,905,536
Tenet Healthcare Corp. (a)	1,721,300	19,330,199
		67,658,063
Pharmaceuticals 5.6%
Abbott Laboratories	743,200	31,511,680
Bristol Myers Squibb Co.	2,375,300	57,149,718
GlaxoSmithKline PLC sponsored ADR	430,600	22,081,168
Johnson & Johnson	1,884,100	119,225,848
Merck & Co., Inc.	2,251,300	61,257,873
Novartis AG sponsored ADR	497,000	25,347,000
Pfizer, Inc.	4,553,300	113,695,901
Schering Plough Corp.	3,581,330	75,386,997
Wyeth	2,092,500	96,819,975
		602,476,160

TOTAL HEALTH CARE		781,809,541

INDUSTRIALS – 10.9%
Aerospace & Defense – 3.3%
EADS NV	1,325,515	47,011,212

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value

INDUSTRIALS – continued
Aerospace & Defense – continued
Honeywell International, Inc.	2,639,625	$ 98,985,938
Lockheed Martin Corp.	1,241,100	75,756,744
Northrop Grumman Corp.	834,000	45,327,900
The Boeing Co.	588,900	40,015,755
United Technologies Corp.	992,640	51,458,458
		358,556,007
Airlines – 0.0%
US Airways Group, Inc. (a)	103,600	2,176,636
Commercial Services & Supplies 0.6%
Cendant Corp.	1,305,600	26,947,584
Waste Management, Inc.	1,207,400	34,543,714
		61,491,298
Construction & Engineering – 0.1%
Fluor Corp.	131,300	8,453,094
Electrical Equipment 0.5%
ABB Ltd. sponsored ADR (a)	2,088,600	15,372,096
Emerson Electric Co.	513,400	36,862,120
		52,234,216
Industrial Conglomerates 3.1%
3M Co.	447,300	32,813,928
General Electric Co.	4,807,490	161,868,188
Textron, Inc.	334,800	24,011,856
Tyco International Ltd.	4,072,646	113,423,191
		332,117,163
Machinery – 2.4%
Caterpillar, Inc.	760,700	44,691,125
Dover Corp.	1,295,300	52,835,287
Illinois Tool Works, Inc.	151,900	12,505,927
Ingersoll Rand Co. Ltd. Class A	1,671,788	63,912,455
Navistar International Corp. (a)	508,495	16,490,493
SPX Corp.	1,483,200	68,153,040
		258,588,327
Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	1,035,400	61,916,920
Union Pacific Corp.	354,600	25,424,820
		87,341,740
Trading Companies & Distributors – 0.1%
WESCO International, Inc. (a)	164,400	5,568,228

TOTAL INDUSTRIALS		1,166,526,709

INFORMATION TECHNOLOGY 9.1%
Communications Equipment – 1.4%
Avaya, Inc. (a)	1,353,800	13,944,140
Cisco Systems, Inc. (a)	1,721,100	30,859,323
Lucent Technologies, Inc. (a)	4,816,600	15,653,950

	Shares	Value
Lucent Technologies, Inc. warrants
12/10/07 (a)	8,328	$7,912
Motorola, Inc.	3,106,412	68,620,641
Nokia Corp. sponsored ADR	1,182,000	19,987,620
		149,073,586
Computers & Peripherals 1.9%
Hewlett Packard Co.	3,636,111	106,174,441
International Business Machines Corp. .	1,029,500	82,586,490
Sun Microsystems, Inc. (a)	3,998,675	15,674,806
		204,435,737
Electronic Equipment & Instruments – 1.2%
Agilent Technologies, Inc. (a)	1,183,300	38,753,075
Arrow Electronics, Inc. (a)	830,900	26,057,024
Avnet, Inc. (a)	1,481,530	36,223,409
Solectron Corp. (a)	5,784,200	22,616,222
Tektronix, Inc.	187,600	4,733,148
		128,382,878
IT Services 0.4%
Ceridian Corp. (a)	668,800	13,877,600
MoneyGram International, Inc.	1,161,000	25,205,310
		39,082,910
Office Electronics – 0.3%
Xerox Corp. (a)	2,472,500	33,749,625
Semiconductors & Semiconductor Equipment – 2.8%
Analog Devices, Inc.	1,301,800	48,348,852
Applied Materials, Inc.	2,171,900	36,835,424
Freescale Semiconductor, Inc.:
Class A (a)	193,000	4,518,130
Class B (a)	1,634,977	38,552,758
Intel Corp.	4,124,800	101,676,320
Micron Technology, Inc. (a)	1,773,200	23,583,560
National Semiconductor Corp.	785,500	20,658,650
Samsung Electronics Co. Ltd.	32,680	18,414,789
Teradyne, Inc. (a)	455,600	7,517,400
		300,105,883
Software 1.1%
Citrix Systems, Inc. (a)	646,044	16,241,546
Microsoft Corp.	3,513,800	90,410,074
Symantec Corp. (a)	595,533	13,494,778
		120,146,398

TOTAL INFORMATION TECHNOLOGY		974,977,017

MATERIALS 5.6%
Chemicals 2.7%
Air Products & Chemicals, Inc.	559,300	30,839,802
Albemarle Corp.	191,300	7,212,010
Arch Chemicals, Inc.	392,800	9,132,600
Ashland, Inc.	127,600	7,048,624
Celanese Corp. Class A	632,400	10,908,900
Chemtura Corp.	1,211,364	15,045,143
Dow Chemical Co.	1,509,200	62,888,364

Quarterly Report

4

Common Stocks continued

	Shares	Value

MATERIALS – continued
Chemicals – continued
E.I. du Pont de Nemours & Co.	662,900	$ 25,965,793
Eastman Chemical Co.	379,200	17,811,024
Georgia Gulf Corp.	664,300	15,996,344
Lyondell Chemical Co.	1,904,293	54,500,851
PolyOne Corp. (a)	1,310,600	7,942,236
Praxair, Inc.	437,524	20,970,525
		286,262,216
Containers & Packaging – 0.3%
Amcor Ltd.	1,784,800	9,134,101
Smurfit Stone Container Corp. (a)	2,320,072	24,035,946
		33,170,047
Metals & Mining – 1.4%
Alcan, Inc.	885,800	28,076,492
Alcoa, Inc.	2,527,216	61,714,615
Freeport McMoRan Copper & Gold, Inc.
Class B	761,704	37,011,197
Phelps Dodge Corp.	196,900	25,583,217
		152,385,521
Paper & Forest Products 1.2%
Bowater, Inc.	391,300	11,062,051
Georgia Pacific Corp.	1,230,501	41,910,864
International Paper Co.	1,400,100	41,722,980
Weyerhaeuser Co.	494,200	33,976,250
		128,672,145

TOTAL MATERIALS		600,489,929

TELECOMMUNICATION SERVICES 5.3%
Diversified Telecommunication Services – 4.5%
BellSouth Corp.	4,798,799	126,208,414
Consolidated Communications Holdings,
Inc.	393,300	5,348,880
New Skies Satellites Holdings Ltd.	11,500	242,075
Philippine Long Distance Telephone Co.
sponsored ADR	650,700	19,813,815
Qwest Communications International,
Inc. (a)	4,948,700	20,289,670
SBC Communications, Inc.	7,462,993	178,887,942
Verizon Communications, Inc.	4,062,702	132,809,728
		483,600,524
Wireless Telecommunication Services – 0.8%
Crown Castle International Corp. (a)	777,100	19,139,973
Sprint Nextel Corp.	1,075,200	25,568,256
Vodafone Group PLC sponsored ADR	1,506,100	39,113,417
		83,821,646

TOTAL TELECOMMUNICATION SERVICES		567,422,170

	Shares	Value

UTILITIES 3.3%
Electric Utilities – 0.5%
Entergy Corp.	649,400	$ 48,263,408
Independent Power Producers & Energy Traders 0.7%
AES Corp. (a)	409,400	6,726,442
Duke Energy Corp.	940,300	27,428,551
TXU Corp.	406,520	45,887,978
		80,042,971
Multi-Utilities – 2.1%
Dominion Resources, Inc.	1,095,100	94,331,914
NorthWestern Energy Corp.	417,800	12,613,382
Public Service Enterprise Group, Inc.	987,100	63,529,756
Wisconsin Energy Corp.	1,337,900	53,408,968
		223,884,020

TOTAL UTILITIES		352,190,399

TOTAL COMMON STOCKS
(Cost $8,050,270,746)	10,502,187,261

Convertible Preferred Stocks 1.0%

CONSUMER DISCRETIONARY 0.2%
Automobiles – 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	7,056,864
Series C, 6.25%	253,100	4,943,043
		11,999,907
Hotels, Restaurants & Leisure 0.1%
Six Flags, Inc. 7.25% PIERS	388,400	9,030,300

TOTAL CONSUMER DISCRETIONARY		21,030,207

FINANCIALS – 0.5%
Capital Markets 0.1%
State Street Corp. 6.75%	24,900	5,354,023
Consumer Finance – 0.1%
Ford Motor Co. Capital Trust II 6.50%	402,500	14,671,125
Insurance – 0.3%
Conseco, Inc. Series B, 5.50%	143,400	3,814,440
The Chubb Corp.:
7.00%	167,700	5,486,306
Series B, 7.00%	120,100	3,921,265
Travelers Property Casualty Corp. 4.50%	240,200	5,821,968
XL Capital Ltd. 6.50%	475,300	10,782,181
		29,826,160

TOTAL FINANCIALS		49,851,308

HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.1%
Baxter International, Inc. 7.00%	156,900	8,979,387

5 Quarterly Report

Investments (Unaudited) - continued

Convertible Preferred Stocks continued
	Shares	Value

HEALTH CARE continued
Pharmaceuticals 0.1%
Schering Plough Corp. 6.00%	187,400	$ 10,135,716
TOTAL HEALTH CARE		19,115,103

INFORMATION TECHNOLOGY	0.1%
Office Electronics – 0.1%
Xerox Corp. Series C, 6.25%	145,650	16,978,129
MATERIALS 0.0%
Chemicals 0.0%
Celanese Corp. 4.25%	67,100	1,763,388
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $116,904,752)		108,738,135

Corporate Bonds 0.6%
	Principal
	Amount
Convertible Bonds 0.5%

CONSUMER DISCRETIONARY 0.3%
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises Ltd. liquid
yield option note 0% 2/2/21	$ 8,327,000	4,350,858
Six Flags, Inc. 4.5% 5/15/15	3,640,000	4,572,932
		8,923,790
Media 0.2%
Liberty Media Corp.3.5%
1/15/31 (d)	11,400,000	11,400,000
News America, Inc. liquid yield
option note 0% 2/28/21 (d)	22,670,000	13,205,275
		24,605,275

TOTAL CONSUMER DISCRETIONARY		33,529,065

FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
Navistar Financial Corp. 4.75%
4/1/09 (d)	2,760,000	2,630,528
INDUSTRIALS – 0.1%
Airlines – 0.0%
US Airways Group, Inc. 7%
9/30/20 (d)	3,110,000	3,318,370
Industrial Conglomerates 0.1%
Tyco International Group SA
yankee 3.125% 1/15/23	5,220,000	6,903,450
TOTAL INDUSTRIALS		10,221,820

	Principal	Value
	Amount
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services – 0.1%
Level 3 Communications, Inc.
5.25% 12/15/11 (d)	$11,850,000	$ 8,650,500
TOTAL CONVERTIBLE BONDS		55,031,913
Nonconvertible Bonds – 0.1%
MATERIALS 0.1%
Chemicals 0.1%
Hercules, Inc. 6.5% 6/30/29 unit .	15,700,000	12,786,080
TOTAL CORPORATE BONDS
(Cost $72,314,035)		67,817,993
Money Market Funds 0.2%
	Shares
Fidelity Cash Central Fund, 3.82% (b)	20,721,480	20,721,480
Fidelity Securities Lending Cash Central
Fund, 3.84% (b)(c)	3,186,600	3,186,600
TOTAL MONEY MARKET FUNDS
(Cost $23,908,080)		23,908,080
TOTAL INVESTMENT PORTFOLIO	99.9%
(Cost $8,263,397,613)	10,702,651,469
NET OTHER ASSETS 0.1%		9,547,538
NET ASSETS 100%	$10,712,199,007

Security Type Abbreviation

PIERS — Preferred Income Equity Redeemable Securities

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $39,204,673 or 0.4% of net assets.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $8,272,814,723. Net unrealized appreciation aggregated $2,429,836,746, of which $2,969,600,071 related to appreciated investment securities and $539,763,325 related to depreciated investment securities.

Quarterly Report 6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

7 Quarterly Report

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Growth Portfolio

September 30, 2005

1.799852.100 VIPOVRS-QTLY 0504

Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.3%
	Shares	Value

CONSUMER DISCRETIONARY 11.4%
Diversified Consumer Services 0.5%
Weight Watchers International, Inc. (a) .	921,400	$ 47,525,812
Hotels, Restaurants & Leisure 0.6%
Carnival Corp. unit	495,500	24,765,090
Royal Caribbean Cruises Ltd.	519,900	22,459,680
Starbucks Corp. (a)	184,780	9,257,478
		56,482,248
Household Durables 0.1%
Garmin Ltd.	147,920	10,033,414
Internet & Catalog Retail 1.2%
eBay, Inc. (a)	2,501,000	103,041,200
Media 2.6%
E.W. Scripps Co. Class A	605,300	30,246,841
Gestevision Telecinco SA	202,911	4,244,726
Lamar Advertising Co. Class A (a)	948,560	43,026,682
Omnicom Group, Inc.	767,800	64,211,114
Warner Music Group Corp.	828,400	15,333,684
WPP Group PLC sponsored ADR	479,900	24,532,488
XM Satellite Radio Holdings, Inc.
Class A (a)	1,359,884	48,833,434
		230,428,969
Multiline Retail – 2.6%
Dollar General Corp.	1,371,600	25,155,144
Dollar Tree Stores, Inc. (a)	1,408,700	30,498,355
Fred’s, Inc. Class A (d)	2,243,044	28,060,480
Kohl’s Corp. (a)	1,158,500	58,133,530
Nordstrom, Inc.	1,106,200	37,964,784
Target Corp.	824,200	42,800,706
		222,612,999
Specialty Retail 3.5%
Bed Bath & Beyond, Inc. (a)	950,900	38,207,162
Best Buy Co., Inc.	1,593,325	69,357,437
GameStop Corp. Class A (a)	228,693	7,196,969
Guitar Center, Inc. (a)	541,444	29,893,123
Home Depot, Inc.	1,663,000	63,426,820
Lowe’s Companies, Inc.	660,300	42,523,320
Staples, Inc.	2,027,750	43,231,630
The Men’s Wearhouse, Inc. (a)	295,700	7,895,190
		301,731,651
Textiles, Apparel & Luxury Goods 0.3%
Carter’s, Inc. (a)	468,500	26,610,800

TOTAL CONSUMER DISCRETIONARY		998,467,093

CONSUMER STAPLES 13.7%
Beverages 3.0%
Brown Forman Corp. Class B (non vtg.) .	720,100	42,874,754

	Shares	Value
Diageo PLC sponsored ADR	659,850	$ 38,277,899
PepsiCo, Inc.	3,127,500	177,360,525
		258,513,178
Food & Staples Retailing – 4.9%
7 Eleven, Inc. (a)	617,400	21,985,614
CVS Corp.	1,338,400	38,826,984
Longs Drug Stores Corp.	310,400	13,313,056
Wal Mart Stores, Inc.	5,702,000	249,861,640
Walgreen Co.	2,412,500	104,823,125
		428,810,419
Food Products – 2.7%
Bunge Ltd.	656,100	34,523,982
Campbell Soup Co.	1,182,800	35,188,300
Corn Products International, Inc.	1,327,300	26,771,641
Groupe Danone	102,400	11,036,847
Groupe Danone sponsored ADR	605,300	13,195,540
Hershey Co.	2,500	140,775
Kellogg Co.	1,030,600	47,541,578
Ralcorp Holdings, Inc.	186,500	7,818,080
The J.M. Smucker Co.	369,400	17,930,676
Wm. Wrigley Jr. Co.	621,100	44,644,668
		238,792,087
Household Products – 1.2%
Church & Dwight Co., Inc.	921,400	34,036,516
Colgate Palmolive Co.	1,371,100	72,380,369
		106,416,885
Personal Products 0.1%
Avon Products, Inc.	279,410	7,544,070
Tobacco – 1.8%
Altadis SA (Spain)	212,000	9,499,266
Altria Group, Inc.	1,437,800	105,980,238
British American Tobacco PLC	1,364,567	28,887,876
Imperial Tobacco Group PLC	326,200	9,347,682
		153,715,062

TOTAL CONSUMER STAPLES		1,193,791,701

ENERGY 7.0%
Energy Equipment & Services – 5.0%
Baker Hughes, Inc.	1,382,070	82,481,938
Halliburton Co.	1,430,300	98,004,156
National Oilwell Varco, Inc. (a)	968,100	63,700,980
Noble Corp.	188,000	12,870,480
Schlumberger Ltd. (NY Shares)	1,059,200	89,375,296
Smith International, Inc.	904,800	30,138,888
Transocean, Inc. (a)	305,700	18,742,467
Weatherford International Ltd. (a)	595,240	40,869,178
		436,183,383
Oil, Gas & Consumable Fuels 2.0%
Arch Coal, Inc.	448,200	30,253,500
BG Group PLC sponsored ADR	1,012,400	48,281,356

9 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
CONSOL Energy, Inc.	440,800	$ 33,619,816
Massey Energy Co.	177,900	9,085,353
Peabody Energy Corp.	456,200	38,480,470
Sasol Ltd. sponsored ADR	256,800	9,935,592
Tesoro Corp.	12,200	820,328
Valero Energy Corp.	1,753	198,194
		170,674,609

TOTAL ENERGY		606,857,992

FINANCIALS – 7.1%
Capital Markets 2.1%
E*TRADE Financial Corp. (a)	1,902,300	33,480,480
Greenhill & Co., Inc.	150,000	6,253,500
Lazard Ltd. Class A	108,700	2,750,110
Merrill Lynch & Co., Inc.	797,400	48,920,490
Morgan Stanley	822,700	44,376,438
UBS AG (NY Shares)	554,000	47,367,000
		183,148,018
Commercial Banks – 0.1%
Standard Chartered PLC (United
Kingdom)	486,400	10,496,729
Consumer Finance – 1.3%
American Express Co.	1,926,700	110,669,648
Insurance – 3.5%
AFLAC, Inc.	1,509,820	68,394,846
American International Group, Inc.	2,965,466	183,740,273
Aspen Insurance Holdings Ltd.	161,900	4,784,145
Axis Capital Holdings Ltd.	165,400	4,715,554
Platinum Underwriters Holdings Ltd.	145,200	4,340,028
Prudential Financial, Inc.	561,000	37,901,160
The St. Paul Travelers Companies, Inc.	106,800	4,792,116
		308,668,122
Real Estate 0.1%
Mitsui Fudosan Co. Ltd.	277,000	4,194,960
Tokyo Tatemono Co. Ltd.	176,000	1,442,777
		5,637,737

TOTAL FINANCIALS		618,620,254

HEALTH CARE 15.5%
Biotechnology – 3.8%
Amgen, Inc. (a)	1,896,910	151,126,820
Amylin Pharmaceuticals, Inc. (a)	875,924	30,473,396
Genentech, Inc. (a)	832,800	70,130,088
Genzyme Corp. (a)	607,400	43,514,136
ImClone Systems, Inc. (a)	431,600	13,573,820

	Shares	Value
QLT, Inc. (a)	764,300	$ 5,804,893
Tanox, Inc. (a)	1,042,600	15,274,090
		329,897,243
Health Care Equipment & Supplies 4.2%
Alcon, Inc.	225,600	28,849,728
Baxter International, Inc.	2,108,300	84,057,921
Becton, Dickinson & Co.	1,160,300	60,834,529
C.R. Bard, Inc.	766,800	50,631,804
Medtronic, Inc.	2,351,347	126,079,226
Waters Corp. (a)	474,500	19,739,200
		370,192,408
Health Care Providers & Services 0.7%
Community Health Systems, Inc. (a)	986,800	38,297,708
Health Management Associates, Inc.
Class A	974,600	22,873,862
		61,171,570
Pharmaceuticals 6.8%
Allergan, Inc.	565,200	51,783,624
Barr Pharmaceuticals, Inc. (a)	188,072	10,328,914
Johnson & Johnson	4,525,420	286,368,578
MGI Pharma, Inc. (a)	929,400	21,664,314
Roche Holding AG (participation
certificate)	224,239	31,155,376
Schering Plough Corp.	4,941,100	104,010,155
Wyeth	1,848,900	85,548,603
		590,859,564

TOTAL HEALTH CARE		1,352,120,785

INDUSTRIALS – 13.4%
Aerospace & Defense – 2.4%
EADS NV	683,336	24,235,451
Honeywell International, Inc.	1,431,600	53,685,000
Meggitt PLC	278,300	1,592,308
Precision Castparts Corp.	643,548	34,172,399
Rolls Royce Group PLC	3,314,700	21,845,843
The Boeing Co.	1,151,700	78,258,015
		213,789,016
Air Freight & Logistics – 0.7%
FedEx Corp.	363,300	31,654,329
United Parcel Service, Inc. Class B	363,700	25,142,581
		56,796,910
Commercial Services & Supplies 2.5%
Cintas Corp.	1,072,860	44,040,903
Corporate Executive Board Co.	365,700	28,517,286
Equifax, Inc.	866,600	30,279,004
Herman Miller, Inc.	869,900	26,357,970
Monster Worldwide, Inc. (a)	1,177,280	36,154,269
Robert Half International, Inc.	1,470,300	52,327,977
		217,677,409

Quarterly Report 10

Common Stocks continued

	Shares	Value

INDUSTRIALS – continued
Construction & Engineering – 0.1%
Washington Group International, Inc. (a)	209,200	$ 11,273,788
Electrical Equipment 0.3%
American Power Conversion Corp.	1,067,953	27,659,983
Industrial Conglomerates 4.1%
General Electric Co.	9,273,240	312,229,991
Siemens AG sponsored ADR	564,600	43,660,518
Smiths Group PLC	257,700	4,360,808
		360,251,317
Machinery – 1.5%
Caterpillar, Inc.	810,700	47,628,625
Deere & Co.	666,600	40,795,920
Joy Global, Inc.	712,026	35,928,832
Watts Water Technologies, Inc. Class A .	128,000	3,692,800
		128,046,177
Marine – 0.1%
Alexander & Baldwin, Inc.	232,781	12,393,260
Road & Rail 1.4%
Burlington Northern Santa Fe Corp.	525,500	31,424,900
Canadian National Railway Co.	137,000	9,721,744
CSX Corp.	594,500	27,632,360
Norfolk Southern Corp.	914,700	37,100,232
Union Pacific Corp.	258,900	18,563,130
		124,442,366
Trading Companies & Distributors – 0.3%
UAP Holding Corp.	1,193,563	21,603,490

TOTAL INDUSTRIALS		1,173,933,716

INFORMATION TECHNOLOGY 28.6%
Communications Equipment – 5.0%
Andrew Corp. (a)	2,141,900	23,882,185
Avaya, Inc. (a)	3,175,098	32,703,509
Cisco Systems, Inc. (a)	108,387	1,943,379
Corning, Inc. (a)	3,166,200	61,202,646
Harris Corp.	1,025,900	42,882,620
Nokia Corp. sponsored ADR	2,812,300	47,555,993
Powerwave Technologies, Inc. (a)	2,555,753	33,199,231
QUALCOMM, Inc.	3,575,300	159,994,675
Research In Motion Ltd. (a)	461,390	31,471,036
		434,835,274
Computers & Peripherals 4.2%
Apple Computer, Inc. (a)	1,787,034	95,802,893
Dell, Inc. (a)	4,458,260	152,472,492
EMC Corp. (a)	5,944,800	76,925,712

	Shares	Value
SanDisk Corp. (a)	354,500	$ 17,104,625
UNOVA, Inc. (a)	680,300	23,796,894
		366,102,616
Electronic Equipment & Instruments – 1.4%
Amphenol Corp. Class A	688,582	27,777,398
Arrow Electronics, Inc. (a)	892,300	27,982,528
Hon Hai Precision Industry Co. Ltd.
(Foxconn)	5,740,709	26,726,719
Molex, Inc.	1,036,200	27,645,816
Symbol Technologies, Inc.	1,158,300	11,212,344
		121,344,805
Internet Software & Services 1.4%
aQuantive, Inc. (a)	975,807	19,642,995
Digital River, Inc. (a)	655,847	22,856,268
Digitas, Inc. (a)	772,569	8,776,384
Google, Inc. Class A (sub. vtg.) (a)	235,800	74,621,268
		125,896,915
IT Services 0.2%
BearingPoint, Inc. (a)	2,989,921	22,693,500
Semiconductors & Semiconductor Equipment – 9.4%
Altera Corp. (a)	2,166,139	41,394,916
Analog Devices, Inc.	1,334,400	49,559,616
Applied Materials, Inc.	3,992,847	67,718,685
Applied Micro Circuits Corp. (a)	2,864,400	8,593,200
ASML Holding NV (NY Shares) (a)	1,196,576	19,755,470
Fairchild Semiconductor International,
Inc. (a)	1,538,200	22,857,652
Freescale Semiconductor, Inc.:
Class A (a)	1,335,400	31,261,714
Class B (a)	649,919	15,325,090
Intel Corp.	10,154,600	250,310,890
Intersil Corp. Class A	1,791,736	39,024,010
KLA Tencor Corp.	192,900	9,405,804
Linear Technology Corp.	768,300	28,880,397
MEMC Electronic Materials, Inc. (a)	736,400	16,782,556
Micron Technology, Inc. (a)	1,783,900	23,725,870
Novellus Systems, Inc. (a)	804,600	20,179,368
PMC Sierra, Inc. (a)	3,416,682	30,100,968
Taiwan Semiconductor Manufacturing
Co. Ltd. sponsored ADR	3,896,091	32,025,868
Teradyne, Inc. (a)	1,938,184	31,980,036
United Microelectronics Corp. sponsored
ADR	7,722,379	27,800,564
Vitesse Semiconductor Corp. (a)	3,067,300	5,766,524
Xilinx, Inc.	1,729,532	48,167,466
		820,616,664
Software 7.0%
Activision, Inc. (a)	508,826	10,405,492
Autodesk, Inc. (a)	109,500	5,085,180
Citrix Systems, Inc. (a)	1,410,044	35,448,506
Cognos, Inc. (a)	232,600	8,997,094
Electronic Arts, Inc. (a)	449,161	25,552,769
Kronos, Inc. (a)	593,316	26,485,626

11 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Software – continued
Microsoft Corp.	14,186,770	$ 365,025,594
NAVTEQ Corp. (a)	683,400	34,135,830
Red Hat, Inc. (a)	1,516,300	32,130,397
SAP AG sponsored ADR	726,700	31,487,911
Take Two Interactive Software, Inc. (a)	1,650,950	36,469,486
		611,223,885

TOTAL INFORMATION TECHNOLOGY		2,502,713,659

MATERIALS 1.5%
Chemicals 1.5%
Ashland, Inc.	565,500	31,238,220
Chemtura Corp.	1,089,100	13,526,622
Monsanto Co.	964,400	60,516,100
Syngenta AG sponsored ADR	1,336,500	28,066,500
		133,347,442

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services – 1.0%
American Tower Corp. Class A (a)	587,500	14,658,125
Crown Castle International Corp. (a)	1,017,600	25,063,488
Sprint Nextel Corp.	2,037,511	48,452,012
		88,173,625

UTILITIES 0.1%
Gas Utilities 0.1%
Southern Union Co.	406,980	10,487,875

TOTAL COMMON STOCKS
(Cost $7,171,497,580)	8,678,514,142

Preferred Stocks 0.0%

Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(e)	88,646	1
Nonconvertible Preferred Stocks 0.0%

HEALTH CARE 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(e)	826,000	826
TOTAL PREFERRED STOCKS
(Cost $5,827,425)		827

Money Market Funds 0.2%
Shares	Value
Fidelity Securities Lending Cash Central
Fund, 3.84% (b)(c)
(Cost $20,554,079)	20,554,079 $ 20,554,079

TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $7,197,879,084)	8,699,069,048

NET OTHER ASSETS – 0.5%	40,842,024

NET ASSETS 100%	$8,739,911,072

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Affiliated company

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$827 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$1,528,257
GeneProt, Inc. Series A	7/7/00	$4,543,000

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value,
	beginning of		Proceeds	Income	end of
Affiliate	period				period
Fred’s, Inc. Class A	$ 16,367,206	$22,007,599	$—	$94,747	$ 28,060,480
Total	$ 16,367,206	$22,007,599	$—	$94,747	$ 28,060,480

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $7,208,334,995. Net unrealized appreciation aggregated $1,490,734,053, of which $1,737,016,443 related to appreciated investment securities and $246,282,390 related to depreciated investment securities.

13 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

14

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: High Income Portfolio

September 30, 2005

1.808795.101 VIPHI-QTLY 1105

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds 87.8%
	Principal	Value
	Amount
Convertible Bonds 0.0%
Services – 0.0%
FTI Consulting, Inc. 3.75%
7/15/12 (d)	$258,000	$ 274,435
Nonconvertible Bonds – 87.8%
Aerospace 1.4%
L 3 Communications Corp.:
6.375% 10/15/15 (d)	5,520,000	5,561,400
7.625% 6/15/12	3,625,000	3,806,250
Orbital Sciences Corp. 9%
7/15/11	5,900,000	6,401,500
Primus International, Inc. 10.5%
4/15/09 (d)	4,505,000	4,775,300
		20,544,450
Air Transportation 1.1%
American Airlines, Inc. pass thru
trust certificates:
6.817% 5/23/11	5,790,000	5,283,375
7.377% 5/23/19	3,843,927	2,594,651
7.379% 11/23/17	2,300,222	1,552,650
7.8% 4/1/08	2,985,000	2,820,825
AMR Corp. 10.2% 3/15/20	75,000	43,500
Continental Airlines, Inc. pass thru
trust certificates 9.798% 4/1/21	3,530,000	3,494,700
		15,789,701
Automotive – 4.1%
Delco Remy International, Inc.
9.375% 4/15/12	3,125,000	1,656,250
Ford Motor Co. 7.45% 7/16/31 .	2,695,000	2,102,100
Ford Motor Credit Co.:
6.625% 6/16/08	9,885,000	9,674,944
7% 10/1/13	895,000	829,985
General Motors Acceptance Corp.:
6.75% 12/1/14	8,145,000	7,084,879
6.875% 9/15/11	8,355,000	7,599,817
8% 11/1/31	8,355,000	7,295,327
General Motors Corp.:
7.125% 7/15/13	5,575,000	4,752,688
8.375% 7/15/33	4,635,000	3,615,300
Goodyear Tire & Rubber Co. 9%
7/1/15 (d)	5,615,000	5,530,775
Navistar International Corp.:
6.25% 3/1/12	4,060,000	3,857,000
7.5% 6/15/11	2,915,000	2,944,150
Tenneco Automotive, Inc. 8.625%
11/15/14	4,510,000	4,510,000
		61,453,215
Banks and Thrifts – 0.4%
Western Financial Bank 9.625%
5/15/12	5,125,000	5,893,750

	Principal	Value
	Amount
Building Materials – 1.7%
Anixter International, Inc. 5.95%
3/1/15	$ 3,710,000	$ 3,441,025
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (d)(e)	4,905,000	4,794,638
7.875% 12/15/12 (d)	3,170,000	2,868,850
Maax Holdings, Inc. 0%
12/15/12 (c)(d)	9,895,000	4,353,800
Nortek, Inc. 8.5% 9/1/14	5,350,000	4,922,000
NTK Holdings, Inc. 0% 3/1/14 (c)	4,820,000	2,735,350
Ply Gem Industries, Inc. 9%
2/15/12	2,495,000	2,070,850
		25,186,513
Cable TV 3.1%
Cablevision Systems Corp. 7.88%
4/1/09 (e)	6,165,000	6,319,125
CSC Holdings, Inc. 6.75%
4/15/12 (d)	3,055,000	2,848,788
EchoStar DBS Corp. 5.75%
10/1/08	24,875,000	24,470,781
GCI, Inc. 7.25% 2/15/14	4,080,000	3,957,600
iesy Repository GmbH 10.375%
2/15/15 (d)	3,680,000	3,845,600
Insight Midwest LP/Insight Capital,
Inc. 10.5% 11/1/10	1,370,000	1,441,925
Kabel Deutschland GmbH 10.625%
7/1/14 (d)	2,690,000	2,972,450
		45,856,269
Capital Goods 3.4%
Amsted Industries, Inc. 10.25%
10/15/11 (d)	6,840,000	7,421,400
Case New Holland, Inc.:
6% 6/1/09	4,815,000	4,646,475
9.25% 8/1/11	2,635,000	2,806,275
Chart Industries, Inc. 9.125%
10/15/15 (d)(f)	1,380,000	1,404,150
Columbus McKinnon Corp. 8.875%
11/1/13 (d)	490,000	490,000
Dresser, Inc. 9.375% 4/15/11	7,700,000	8,123,500
Invensys PLC 9.875% 3/15/11 (d)	13,075,000	13,107,688
Leucadia National Corp. 7%
8/15/13	5,375,000	5,401,875
Park-Ohio Industries, Inc. 8.375%
11/15/14	3,645,000	3,162,038
Sensus Metering Systems, Inc.
8.625% 12/15/13	4,160,000	3,827,200
		50,390,601
Chemicals 3.3%
BCI US Finance Corp./Borden 2
Nova Scotia Finance ULC
9.0988% 7/15/10 (d)(e)	990,000	1,009,800
Borden US Finance Corp./Nova
Scotia Finance ULC:
8.3488% 7/15/10 (d)(e)	4,720,000	4,696,400
9% 7/15/14 (d)	1,680,000	1,713,600

Quarterly Report 16

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds – continued
Chemicals – continued
Crystal US Holding 3 LLC/Crystal
US Sub 3 Corp.:
Series A, 0% 10/1/14 (c)	$ 2,905,000	$ 2,062,550
Series B, 0% 10/1/14 (c)	1,965,000	1,375,500
Equistar Chemicals LP 7.55%
2/15/26	3,715,000	3,529,250
Equistar Chemicals LP/Equistar
Funding Corp.:
8.75% 2/15/09	925,000	967,781
10.125% 9/1/08	2,800,000	3,010,000
Huntsman LLC 11.0988%
7/15/11 (e)	5,700,000	6,042,000
Millennium America, Inc.:
7.625% 11/15/26	610,000	567,300
9.25% 6/15/08	11,875,000	12,825,000
Nalco Co. 7.75% 11/15/11	3,755,000	3,848,875
Nell AF Sarl 8.375% 8/15/15 (d)	2,690,000	2,622,750
NOVA Chemicals Corp. 7.4%
4/1/09	4,420,000	4,552,600
		48,823,406
Consumer Products – 1.1%
IKON Office Solutions, Inc. 7.75%
9/15/15 (d)	7,250,000	7,168,438
Jostens Holding Corp. 0%
12/1/13 (c)	3,050,000	2,249,375
Jostens IH Corp. 7.625% 10/1/12	1,970,000	2,009,400
Samsonite Corp. 8.875% 6/1/11	2,045,000	2,172,813
Spectrum Brands, Inc. 7.375%
2/1/15	3,130,000	2,793,525
		16,393,551
Containers – 2.1%
Berry Plastics Corp. 10.75%
7/15/12	3,000,000	3,172,500
BWAY Corp. 10% 10/15/10	7,005,000	7,407,788
Crown European Holdings SA:
9.5% 3/1/11	2,500,000	2,731,250
10.875% 3/1/13	9,805,000	11,398,313
Owens-Brockway Glass Container,
Inc. 8.25% 5/15/13	1,615,000	1,679,600
Owens Illinois, Inc.:
7.35% 5/15/08	2,105,000	2,126,050
7.5% 5/15/10	3,230,000	3,266,338
		31,781,839
Diversified Financial Services – 0.7%
E*TRADE Financial Corp.:
7.375% 9/15/13 (d)	1,600,000	1,616,000
8% 6/15/11 (d)	3,370,000	3,487,950

	Principal	Value
	Amount
Residential Capital Corp. 6.375%
6/30/10 (d)	$ 2,445,000	$ 2,479,383
Triad Acquisition Corp. 11.125%
5/1/13 (d)	2,930,000	3,017,900
		10,601,233
Diversified Media 1.7%
Corus Entertainment, Inc. 8.75%
3/1/12	6,140,000	6,585,150
LBI Media Holdings, Inc. 0%
10/15/13 (c)	6,440,000	4,846,100
LBI Media, Inc. 10.125% 7/15/12	3,285,000	3,539,588
Liberty Media Corp.:
8.25% 2/1/30	4,010,000	3,839,984
8.5% 7/15/29	2,465,000	2,386,734
Videotron Ltee 6.375%
12/15/15 (d)	4,080,000	4,069,800
		25,267,356
Electric Utilities – 5.7%
AES Corp.:
8.875% 2/15/11	13,026,000	14,198,340
9.375% 9/15/10	6,433,000	7,092,383
9.5% 6/1/09	4,549,000	4,952,724
AES Gener SA 7.5% 3/25/14	5,290,000	5,369,350
Aquila, Inc. 14.875% 7/1/12	735,000	1,006,950
CMS Energy Corp.:
6.3% 2/1/12	2,280,000	2,280,000
7.5% 1/15/09	5,680,000	5,914,300
MSW Energy Holdings II LLC/MSW
Finance Co. II, Inc. 7.375%
9/1/10	4,700,000	4,876,250
MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc. 8.5%
9/1/10	2,505,000	2,686,613
NRG Energy, Inc. 8% 12/15/13	8,369,000	8,871,140
Sierra Pacific Resources:
6.75% 8/15/17 (d)	2,190,000	2,200,950
8.625% 3/15/14	1,850,000	2,053,500
TECO Energy, Inc. 5.6931%
5/1/10 (d)(e)	3,850,000	3,907,750
Tenaska Alabama Partners LP 7%
6/30/21 (d)	3,325,000	3,374,875
TXU Corp. 6.5% 11/15/24	5,115,000	4,820,888
Utilicorp Canada Finance Corp.
7.75% 6/15/11	8,600,000	9,030,000
Utilicorp United, Inc. 9.95%
2/1/11 (e)	1,105,000	1,245,888
		83,881,901
Energy – 7.2%
Chesapeake Energy Corp.:
6.5% 8/15/17 (d)	1,770,000	1,798,763
7.75% 1/15/15	6,100,000	6,527,000
Hanover Compressor Co.:
0% 3/31/07	5,595,000	5,007,525
8.625% 12/15/10	2,560,000	2,758,400

17 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds – continued
Energy – continued
Hanover Compressor Co.: -
continued
9% 6/1/14	$ 2,465,000	$ 2,717,663
Hanover Equipment Trust 8.75%
9/1/11	775,000	821,500
Hilcorp Energy I LP/Hilcorp Finance
Co. 10.5% 9/1/10 (d)	5,810,000	6,521,725
Markwest Energy Partners LP/
Markwest Energy Finance Corp.
6.875% 11/1/14 (d)	1,321,000	1,294,580
Newfield Exploration Co. 6.625%
9/1/14	2,800,000	2,912,000
Pacific Energy Partners LP/Pacific
Energy Finance Corp. 6.25%
9/15/15 (d)	3,530,000	3,547,650
Parker Drilling Co.:
8.62% 9/1/10 (e)	10,995,000	11,352,338
9.625% 10/1/13	1,505,000	1,704,413
9.625% 10/1/13 (d)	2,455,000	2,780,288
Range Resources Corp. 7.375%
7/15/13	10,885,000	11,646,950
Sonat, Inc. 7.625% 7/15/11	8,680,000	8,810,200
Stone Energy Corp. 6.75%
12/15/14	5,535,000	5,465,813
The Coastal Corp.:
6.375% 2/1/09	9,790,000	9,545,250
6.5% 6/1/08	1,510,000	1,491,125
7.75% 6/15/10	9,494,000	9,672,013
9.625% 5/15/12	1,305,000	1,442,025
Williams Companies, Inc. 6.375%
10/1/10 (d)	8,760,000	8,705,250
		106,522,471
Environmental – 0.7%
Allied Waste North America, Inc.:
5.75% 2/15/11	2,640,000	2,455,200
8.5% 12/1/08	3,690,000	3,851,438
8.875% 4/1/08	3,725,000	3,892,625
		10,199,263
Food and Drug Retail – 0.3%
Stater Brothers Holdings, Inc.:
7.37% 6/15/10 (e)	2,710,000	2,682,900
8.125% 6/15/12	2,460,000	2,423,100
		5,106,000
Food/Beverage/Tobacco – 1.9%
National Beef Packing Co.
LLC/National Beef Finance Corp.
10.5% 8/1/11	2,820,000	2,932,800
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (d)	4,630,000	4,653,150

	Principal	Value
	Amount
7.3% 7/15/15 (d)	$ 1,530,000	$ 1,568,250
Smithfield Foods, Inc.:
7% 8/1/11	5,950,000	6,069,000
7.75% 5/15/13	1,935,000	2,031,750
UAP Holding Corp. 0%
7/15/12 (c)	6,050,000	5,142,500
United Agriculture Products, Inc.
8.25% 12/15/11	4,949,000	5,221,195
		27,618,645
Gaming – 6.7%
Kerzner International Ltd. 6.75%
10/1/15 (d)	7,150,000	7,007,000
Mandalay Resort Group:
9.375% 2/15/10	4,655,000	5,126,319
10.25% 8/1/07	3,125,000	3,367,188
MGM MIRAGE:
6% 10/1/09	14,545,000	14,399,550
6.625% 7/15/15 (d)	3,350,000	3,320,688
6.75% 9/1/12	8,910,000	8,999,100
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	11,815,000	11,874,075
7.125% 8/15/14	2,220,000	2,303,250
8% 4/1/12	1,220,000	1,288,625
MTR Gaming Group, Inc. 9.75%
4/1/10	3,690,000	4,012,875
Scientific Games Corp. 6.25%
12/15/12	3,275,000	3,266,813
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (d)	4,600,000	4,715,000
7.25% 5/1/12	6,020,000	6,170,500
Station Casinos, Inc.:
6.875% 3/1/16	6,700,000	6,767,000
6.875% 3/1/16 (d)	2,050,000	2,070,500
Virgin River Casino Corp./RBG
LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	2,100,000	1,491,000
9% 1/15/12 (d)	3,610,000	3,772,450
Wheeling Island Gaming, Inc.
10.125% 12/15/09	6,730,000	7,066,500
Wynn Las Vegas LLC/Wynn Las
Vegas Capital Corp. 6.625%
12/1/14	3,100,000	2,952,750
		99,971,183
Healthcare – 3.5%
AMR HoldCo, Inc./ EmCare
HoldCo, Inc. 10% 2/15/15 (d) .	1,705,000	1,845,663
CDRV Investors, Inc. 0% 1/1/15 (c)	10,710,000	6,104,700
Concentra Operating Corp.:
9.125% 6/1/12	5,135,000	5,340,400
9.5% 8/15/10	2,145,000	2,246,888
DaVita, Inc. 6.625% 3/15/13	5,355,000	5,421,938
Mylan Laboratories, Inc.:
5.75% 8/15/10 (d)	1,860,000	1,862,325
6.375% 8/15/15 (d)	2,580,000	2,583,225

Quarterly Report 18

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds – continued
Healthcare – continued
Omega Healthcare Investors, Inc.
7% 4/1/14	$ 7,230,000	$ 7,338,450
PerkinElmer, Inc. 8.875% 1/15/13	7,225,000	7,911,375
Psychiatric Solutions, Inc. 7.75%
7/15/15 (d)	1,105,000	1,138,150
Senior Housing Properties Trust
8.625% 1/15/12	9,170,000	10,201,625
		51,994,739
Homebuilding/Real Estate – 3.6%
American Real Estate
Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (d)	5,020,000	5,020,000
8.125% 6/1/12	11,900,000	12,405,750
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	1,330,000	1,276,800
8.875% 4/1/12	1,240,000	1,302,000
KB Home 7.75% 2/1/10	10,470,000	10,784,100
Standard Pacific Corp.:
5.125% 4/1/09	5,680,000	5,396,000
6.875% 5/15/11	2,825,000	2,782,625
Technical Olympic USA, Inc.:
7.5% 1/15/15	5,115,000	4,513,988
10.375% 7/1/12	4,125,000	4,290,000
WCI Communities, Inc.:
6.625% 3/15/15	3,135,000	2,837,175
7.875% 10/1/13	2,605,000	2,559,413
		53,167,851
Hotels – 0.9%
Grupo Posadas SA de CV 8.75%
10/4/11 (d)	5,725,000	6,154,375
Host Marriott LP 7.125% 11/1/13	6,855,000	7,000,669
		13,155,044
Insurance – 0.6%
Crum & Forster Holdings Corp.
10.375% 6/15/13	4,895,000	5,213,175
Fairfax Financial Holdings Ltd.
7.75% 4/26/12	4,255,000	4,084,800
		9,297,975
Leisure 2.0%
Equinox Holdings Ltd. 9%
12/15/09	2,300,000	2,386,250
Town Sports International Holdings,
Inc. 0% 2/1/14 (c)	1,610,000	1,078,700
Town Sports International, Inc.
9.625% 4/15/11	8,330,000	8,663,200

	Principal	Value
	Amount
Universal City Development
Partners Ltd./UCDP Finance, Inc.
11.75% 4/1/10	$10,015,000	$11,316,950
Universal City Florida Holding Co.
I/II 8.4431% 5/1/10 (e)	5,345,000	5,612,250
		29,057,350
Metals/Mining – 2.3%
Arch Western Finance LLC 6.75%
7/1/13	4,945,000	5,043,900
Century Aluminum Co. 7.5%
8/15/14	1,735,000	1,795,725
Compass Minerals International,
Inc.:
0% 12/15/12 (c)	5,940,000	5,227,200
0% 6/1/13 (c)	9,470,000	8,049,500
Freeport McMoRan Copper &
Gold, Inc. 6.875% 2/1/14	2,555,000	2,529,450
Vedanta Resources PLC 6.625%
2/22/10 (d)	10,775,000	10,680,719
		33,326,494
Paper 1.1%
Georgia Pacific Corp.:
8% 1/15/14	1,705,000	1,866,975
8.125% 5/15/11	3,120,000	3,428,100
8.875% 2/1/10	3,440,000	3,852,800
9.375% 2/1/13	2,620,000	2,927,850
Norske Skog Canada Ltd. 8.625%
6/15/11	4,060,000	4,120,900
		16,196,625
Publishing/Printing – 1.2%
Houghton Mifflin Co.:
7.2% 3/15/11	570,000	592,800
9.875% 2/1/13	5,435,000	5,761,100
The Reader’s Digest Association,
Inc. 6.5% 3/1/11	11,160,000	11,327,400
		17,681,300
Railroad 1.0%
Kansas City Southern Railway Co.:
7.5% 6/15/09	13,525,000	14,133,625
9.5% 10/1/08	150,000	164,250
		14,297,875
Restaurants 1.1%
Carrols Corp. 9% 1/15/13 (d)	4,900,000	4,961,250
Friendly Ice Cream Corp. 8.375%
6/15/12	5,375,000	5,106,250
Landry’s Seafood Restaurants, Inc.
7.5% 12/15/14	6,915,000	6,672,975
		16,740,475
Services – 1.6%
Ashtead Holdings PLC 8.625%
8/1/15 (d)	2,740,000	2,890,700
FTI Consulting, Inc. 7.625%
6/15/13 (d)	1,965,000	1,994,475

19 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds – continued
Services – continued
Iron Mountain, Inc.:
7.75% 1/15/15	$ 670,000	$ 680,050
8.25% 7/1/11	5,555,000	5,666,100
8.625% 4/1/13	6,525,000	6,786,000
Rural/Metro Corp.:
0% 3/15/16 (c)(d)	3,930,000	2,397,300
9.875% 3/15/15 (d)	1,035,000	1,071,225
United Rentals North America, Inc.
7% 2/15/14	2,560,000	2,380,800
		23,866,650
Shipping – 3.9%
General Maritime Corp. 10%
3/15/13	6,380,000	7,002,050
OMI Corp. 7.625% 12/1/13	9,595,000	9,906,838
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	295,000	292,050
8.25% 3/15/13	1,295,000	1,388,888
Ship Finance International Ltd. 8.5%
12/15/13	25,180,000	24,739,324
Teekay Shipping Corp. 8.875%
7/15/11	12,158,000	13,799,330
		57,128,480
Steels 1.5%
Allegheny Technologies, Inc.
8.375% 12/15/11	5,820,000	6,285,600
CSN Islands VII Corp. 10.75%
9/12/08 (d)	5,755,000	6,503,150
Gerdau AmeriSteel Corp./GUSAP
Partners 10.375% 7/15/11	8,380,000	9,301,800
		22,090,550
Super Retail 2.3%
Asbury Automotive Group, Inc. 9%
6/15/12	8,160,000	8,282,400
Buhrmann US, Inc. 7.875%
3/1/15	2,505,000	2,523,788
GSC Holdings Corp./Gamestop,
Inc. 8% 10/1/12 (d)	13,490,000	13,456,275
NBC Acquisition Corp. 0%
3/15/13 (c)	1,665,000	1,227,888
Nebraska Book Co., Inc. 8.625%
3/15/12	2,530,000	2,378,200
Sonic Automotive, Inc. 8.625%
8/15/13	6,095,000	6,018,813
		33,887,364
Technology – 6.0%
Advanced Micro Devices, Inc.
7.75% 11/1/12	6,315,000	6,488,663
Celestica, Inc.:
7.625% 7/1/13	3,945,000	3,915,413
7.875% 7/1/11	11,125,000	11,319,688

	Principal	Value
	Amount
Freescale Semiconductor, Inc.
6.875% 7/15/11	$9,965,000	$10,388,513
Lucent Technologies, Inc.:
6.45% 3/15/29	1,745,000	1,529,056
6.5% 1/15/28	1,325,000	1,147,781
MagnaChip Semiconductor
SA/MagnaChip Semiconductor
Finance Co. 7.12% 12/15/11 (e)	7,610,000	7,552,925
New ASAT Finance Ltd. 9.25%
2/1/11	2,000,000	1,450,000
Sanmina SCI Corp. 6.75% 3/1/13	6,800,000	6,443,000
STATS ChipPAC Ltd. 7.5%
7/19/10 (d)	5,980,000	6,084,650
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (d)(e)	2,070,000	2,134,688
9.125% 8/15/13 (d)	7,610,000	7,800,250
Unisys Corp. 8% 10/15/12	5,320,000	5,200,300
Xerox Capital Trust I 8% 2/1/27	8,315,000	8,647,600
Xerox Corp.:
6.875% 8/15/11	2,780,000	2,905,100
7.625% 6/15/13	5,585,000	5,961,988
		88,969,615
Telecommunications – 8.2%
American Tower Corp. 7.125%
10/15/12	1,720,000	1,801,700
American Towers, Inc. 7.25%
12/1/11	1,000,000	1,062,500
Digicel Ltd. 9.25% 9/1/12 (d)	4,530,000	4,750,838
Intelsat Ltd.:
5.25% 11/1/08	3,690,000	3,385,575
6.5% 11/1/13	10,960,000	8,439,200
7.625% 4/15/12	7,910,000	6,604,850
8.695% 1/15/12 (d)(e)	4,220,000	4,304,400
MCI, Inc. 8.735% 5/1/14 (e)	4,175,000	4,665,563
Millicom International Cellular SA
10% 12/1/13	8,740,000	9,067,750
Mobile Telesystems Finance SA 8%
1/28/12 (d)	3,060,000	3,243,600
New Skies Satellites BV:
8.5388% 11/1/11 (e)	4,890,000	5,024,475
9.125% 11/1/12	4,360,000	4,474,450
PanAmSat Corp. 9% 8/15/14	5,374,000	5,656,135
PanAmSat Holding Corp. 0%
11/1/14 (c)	1,070,000	738,300
Qwest Capital Funding, Inc. 7.25%
2/15/11	1,440,000	1,368,000
Qwest Corp.:
7.12% 6/15/13 (d)(e)	10,630,000	11,055,200
7.625% 6/15/15 (d)	4,925,000	5,029,656
8.875% 3/15/12	6,750,000	7,374,375
Qwest Services Corp. 14%
12/15/14	945,000	1,143,450
Rogers Communications, Inc.:
7.25% 12/15/12	3,140,000	3,320,550

Quarterly Report 20

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds – continued
Telecommunications – continued
Rogers Communications, Inc.: -
continued
8% 12/15/12	$2,680,000	$ 2,827,400
9.625% 5/1/11	8,545,000	9,869,475
SBA Communications Corp. 8.5%
12/1/12	5,425,000	5,899,688
Time Warner Telecom Holdings, Inc.
9.25% 2/15/14	610,000	617,625
U.S. West Capital Funding, Inc.
6.375% 7/15/08	3,985,000	3,865,450
U.S. West Communications:
6.875% 9/15/33	3,570,000	3,088,050
7.5% 6/15/23	3,335,000	3,018,175
		121,696,430
Textiles & Apparel 0.4%
Levi Strauss & Co.:
8.2544% 4/1/12 (e)	2,980,000	2,972,550
12.25% 12/15/12	1,560,000	1,731,600
Tommy Hilfiger USA, Inc. 6.85%
6/1/08	1,555,000	1,574,438
		6,278,588

TOTAL NONCONVERTIBLE BONDS		1,300,114,752

TOTAL CORPORATE BONDS
(Cost $1,285,822,597)	1,300,389,187

Commercial Mortgage Securities 0.4%

Banc of America Commercial
Mortgage, Inc. Series 2003 2:
Class BWD, 6.947%
10/11/37 (d)	609,863	618,679
Class BWE, 7.226%
10/11/37 (d)	824,701	836,014
Class BWF, 7.55% 10/11/37 (d)	728,049	739,425
Class BWG, 8.155%
10/11/37 (d)	704,171	708,378
Class BWH, 9.073%
10/11/37 (d)	368,294	376,456
Class BWJ, 9.99% 10/11/37 (d)	608,873	620,739
Class BWK, 10.676%
10/11/37 (d)	474,228	486,137
Class BWL, 10.1596%
10/11/37 (d)	791,039	751,442
LB Multi family Mortgage Trust
Series 1991 4 Class A1,
7.0214% 4/25/21 (d)(e)	196,867	177,180
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $5,038,617)		5,314,450

Common Stocks 0.1%
	Shares	Value
Chemicals 0.1%
Huntsman Corp. (g)	93,936	$1,652,804
Homebuilding/Real Estate – 0.0%
Swerdlow Real Estate Group LLC (a)(g) .	159,600	30,005
Textiles & Apparel 0.0%
Arena Brands Holding Corp. Class B (g)	48,889	551,957
TOTAL COMMON STOCKS
(Cost $4,708,203)		2,234,766

Floating Rate Loans 7.3%
	Principal
	Amount
Air Transportation 0.4%
US Airways Group, Inc.:
Tranche 1A, term loan 12.2062%
9/30/10 (e)	$ 3,998,745	3,998,745
Tranche 2B, term loan 9.8062%
9/30/08 (e)	1,588,852	1,604,741
		5,603,486
Building Materials – 0.5%
Masonite International Corp. term
loan 9.3838% 4/6/15 (e)	7,930,000	7,920,088
Electric Utilities – 1.6%
Covanta Energy Corp.:
Tranche 1:
Credit Linked Deposit 6.8628%
6/24/12 (e)	4,566,504	4,635,002
term loan 6.9606%
6/24/12 (e)	3,684,262	3,739,526
Tranche 2, term loan 9.3953%
6/24/13 (e)	7,835,000	7,854,588
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (e)	7,270,322	7,488,432
Credit Linked Deposit 7.93%
6/24/11 (e)	339,834	344,931
		24,062,479
Energy – 1.2%
Coffeyville Resources LLC:
Credit Linked Deposit 6.3604%
7/8/11 (e)	264,000	268,290
Tranche 2, term loan 10.8125%
7/8/13 (e)	4,480,000	4,659,200
Tranche B1, term loan 6.57%
7/8/12 (e)	396,000	402,435
Kerr McGee Corp. Tranche B, term
loan 6.3149% 5/24/11 (e)	12,249,300	12,310,547
		17,640,472
Environmental – 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11%
4/13/10 (e)	3,712,045	3,772,366
Tranche 2, term loan 8.86%
4/13/10 (e)	7,680,000	7,948,800
		11,721,166

21 Quarterly Report

Investments (Unaudited) - continued

Floating Rate Loans continued
	Principal	Value
	Amount
Homebuilding/Real Estate – 0.9%
LNR Property Corp.:
Tranche A, term loan 8.2109%
2/3/08 (e)	$ 6,370,000	$ 6,401,850
Tranche B, term loan:
6.7112% 2/3/08 (e)	3,380,897	3,423,158
8.9609% 2/3/08 (e)	3,700,000	3,718,500
		13,543,508
Technology – 0.8%
Fidelity National Information
Solutions, Inc.:
Tranche A, term loan 5.2281%
3/9/11 (e)	6,134,175	6,134,175
Tranche B, term loan 5.4771%
3/9/13 (e)	2,418,050	2,430,140
Infor Global Solutions AG Tranche
2, term loan 10.943%
4/18/12 (e)	2,660,000	2,693,250
		11,257,565
Telecommunications – 1.1%
Qwest Corp. Tranche B, term loan
6.95% 6/30/10 (e)	5,900,000	5,863,125
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.0944%
3/21/15 (e)	5,450,000	5,456,813
Tranche B, term loan 6.75%
9/21/13 (e)	2,345,000	2,321,550
Tranche C, term loan 7.25%
9/21/14 (e)	2,345,000	2,321,550
		15,963,038

TOTAL FLOATING RATE LOANS
(Cost $106,767,175)		107,711,802

Money Market Funds 2.9%
	Shares
Fidelity Cash Central Fund, 3.82% (b)
(Cost $42,709,882)	42,709,882	42,709,882

Cash Equivalents 0.3%

	Maturity	Value
	Amount

Investments in repurchase agreements
(Collateralized by U.S. Treasury
Obligations, in a joint trading account
at 3.27%, dated 9/30/05 due
10/3/05)
(Cost $5,205,000)	$ 5,206,418	$ 5,205,000

TOTAL INVESTMENT PORTFOLIO 98.8%
(Cost $1,450,251,474)	1,463,565,087

NET OTHER ASSETS 1.2%		17,536,538

NET ASSETS 100%	$1,481,101,625

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $267,137,728 or 18.0% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$2,234,766 or 0.1% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$1,974,627
Huntsman Corp.	7/28/03	$553,819
Swerdlow Real Estate Group LLC	1/15/99	$7,697,348

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,447,699,536. Net unrealized appreciation aggregated $15,865,551, of which $40,722,809 related to appreciated investment securities and $24,857,258 related to depreciated investment securities.

Quarterly Report 22

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

23 Quarterly Report

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Money Market Portfolio

September 30, 2005

1.799852.100 VIPOVRS-QTLY 0504

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds 4.0%
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount
	Purchase
AOL Time Warner, Inc.
4/15/06	4.03%	$945,000	$954,475
4/15/06	4.14	450,000	454,272
Bell Trace Obligated Group
10/31/05	3.84 (c)	14,735,000	14,735,000
British Telecommunications PLC
12/15/05	3.38	675,000	680,878
12/15/05	3.39	1,005,000	1,013,734
12/15/05	3.40	175,000	176,516
12/15/05	3.43	705,000	711,066
12/15/05	3.51	180,000	181,502
12/15/05	3.71	775,000	781,387
12/15/05	3.78	130,000	131,039
Citigroup, Inc.
12/1/05	2.95	9,735,000	9,794,473
12/1/05	2.97	10,000,000	10,060,758
Comcast Cable Communications, Inc.
1/30/06	3.74	4,000,000	4,031,918
1/30/06	3.91	620,000	624,513
France Telecom SA
3/1/06	3.37	90,000	91,322
3/1/06	3.41	270,000	274,034
3/1/06	3.43	265,000	268,871
3/1/06	3.45	85,000	86,217
3/1/06	3.54	350,000	355,009
3/1/06	3.55	535,000	542,601
3/1/06	3.56	660,000	669,384
3/1/06	3.59	140,000	141,980
Household Finance Corp.
1/24/06	2.98	10,000,000	10,103,500
Lenfest Communications, Inc.
11/1/05	3.69	4,293,000	4,309,222
TOTAL CORPORATE BONDS			61,173,671

Certificates of Deposit 25.4%

Domestic Certificates Of Deposit 0.4%
Huntington National Bank, Columbus
10/24/05	3.85	2,000,000	2,000,000
11/10/05	3.50	4,000,000	4,000,000
			6,000,000
London Branch, Eurodollar, Foreign Banks – 14.1%
Banco Bilbao Vizcaya Argentaria SA
11/25/05	3.80	15,000,000	15,000,057
Barclays Bank PLC
10/21/05	3.79	35,000,000	35,000,000
Credit Agricole SA
11/1/05	3.80	15,000,000	15,000,000
3/31/06	3.88	10,000,000	10,000,000

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount
	Purchase
Credit Industriel et Commercial
1/30/06	4.08%	$15,000,000	$ 15,000,000
4/20/06	3.95	10,000,000	10,000,000
Dresdner Bank AG
10/24/05	3.51	15,000,000	15,000,000
Hypo Real Estate Bank International
10/17/05	3.75 (f)	2,000,000	2,000,000
10/31/05	3.73 (f)	1,000,000	1,000,000
ING Bank NV
11/1/05	3.80	20,000,000	20,000,000
Landesbank Hessen Thuringen
11/14/05	3.46	20,000,000	20,000,000
Royal Bank of Scotland PLC
11/1/05	3.80	30,000,000	30,000,000
Societe Generale
4/28/06	4.00	15,000,000	15,000,000
Unicredito Italiano Spa
11/16/05	3.76	15,000,000	15,000,095
			218,000,152
New York Branch, Yankee Dollar, Foreign Banks – 10.9%
Bank of Tokyo Mitsubishi Ltd.
10/28/05	3.79	6,000,000	6,000,000
11/1/05	3.79	25,000,000	25,000,000
Barclays Bank PLC
12/2/05	3.71	7,000,000	7,000,000
Canadian Imperial Bank of Commerce
10/17/05	3.83 (c)	20,000,000	20,000,000
Credit Industriel et Commercial
2/13/06	4.00	8,000,000	8,000,000
2/15/06	4.01	10,000,000	10,000,000
Credit Suisse First Boston New York Branch
10/19/05	3.58 (c)	10,000,000	10,000,000
10/19/05	3.77 (c)	10,000,000	10,000,000
Dresdner Bank AG
1/13/06	3.78	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
11/1/05	3.83	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
10/6/05	3.50 (c)	20,000,000	19,997,727
Svenska Handelsbanken AB
11/30/05	3.70	13,000,000	13,000,000
Toronto Dominion Bank
4/7/06	3.86	10,000,000	10,000,000
Unicredito Italiano Spa
11/14/05	3.73 (c)	10,000,000	9,999,087
			168,996,814

TOTAL CERTIFICATES OF DEPOSIT			392,996,966

25 Quarterly Report

Investments (Unaudited) - continued

Commercial Paper 20.0%

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount
	Purchase
Capital One Multi Asset Execution Trust
10/5/05	3.52%	$5,000,000	$4,998,061
Comcast Corp.
11/4/05	3.49 (a)	2,000,000	1,993,531
Countrywide Financial Corp.
10/17/05	3.81	4,000,000	3,993,244
10/26/05	3.85	5,000,000	4,986,667
10/27/05	3.85	3,000,000	2,991,680
DaimlerChrysler NA Holding Corp.
10/3/05	3.80	1,000,000	999,789
10/4/05	3.79	2,750,000	2,749,136
10/24/05	3.94	3,000,000	2,992,468
10/27/05	3.95	2,000,000	1,994,309
Dominion Resources, Inc.
10/3/05	3.72	5,000,000	4,998,969
10/5/05	3.73	1,000,000	999,587
Emerald (MBNA Credit Card Master Note Trust)
11/2/05	3.74	30,000,000	29,901,067
11/3/05	3.76	5,000,000	4,982,904
11/9/05	3.75	10,000,000	9,959,592
12/6/05	3.96	10,000,000	9,927,950
12/21/05	4.00	5,000,000	4,955,450
Eurohypo AG
10/31/05	3.58	15,000,000	14,955,750
FCAR Owner Trust
10/4/05	3.35	1,000,000	999,725
Federated Retail Holdings, Inc.
10/31/05	3.89	6,000,000	5,980,700
11/21/05	3.97	8,000,000	7,955,460
11/28/05	3.91	1,000,000	993,749
Fortune Brands, Inc.
10/11/05	3.89	307,000	306,669
10/13/05	3.87	3,000,000	2,996,140
10/24/05	3.78	7,000,000	6,983,229
10/25/05	3.79	3,000,000	2,992,480
11/28/05	3.96	500,000	496,842
Govco, Inc.
3/16/06	4.01	5,000,000	4,909,392
K2 (USA) LLC
11/14/05	3.80 (a)	6,300,000	6,270,971
Motown Notes Program
11/2/05	3.72	5,000,000	4,983,600
11/14/05	3.83	9,800,000	9,754,484
12/2/05	3.73	5,000,000	4,968,139
12/12/05	3.85	5,000,000	4,961,900
12/14/05	3.87	5,000,000	4,960,585
Newcastle (Discover Card Master Trust)
10/12/05	3.76	30,380,000	30,345,190
10/19/05	3.80	5,000,000	4,990,525
Paradigm Funding LLC
10/7/05	3.51	5,000,000	4,997,100

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount
	Purchase
Park Granada LLC
10/3/05	3.65%	$15,000,000	$ 14,996,967
10/27/05	3.83	15,000,000	14,958,617
12/7/05	3.78	15,000,000	14,895,592
Sigma Finance, Inc.
10/5/05	3.51 (a)	5,000,000	4,998,067
Strand Capital LLC
11/7/05	3.63	3,000,000	2,988,931
1/17/06	3.91	5,000,000	4,942,100
Stratford Receivables Co. LLC
10/18/05	3.81	5,000,000	4,991,028
11/3/05	3.84	10,000,000	9,964,892
Viacom, Inc.
10/7/05	3.93	500,000	499,673
11/1/05	3.97	1,000,000	996,590
White Pine Finance LLC
10/20/05	3.75 (a)(c)	15,000,000	14,999,797
TOTAL COMMERCIAL PAPER			308,459,288

Master Notes 3.0%

Goldman Sachs Group, Inc.
10/11/05	3.78 (c)(f)	5,000,000	5,000,000
11/28/05	3.89 (c)(f)	36,000,000	36,000,000
1/9/06	3.69 (f)	6,000,000	6,000,000
TOTAL MASTER NOTES			47,000,000

Medium Term Notes 24.0%

AIG Matched Funding Corp.
12/15/05	3.89 (c)	10,000,000	10,000,000
1/3/06	4.06 (b)(c)	10,000,000	10,000,000
1/11/06	4.13 (b)(c)	10,000,000	10,000,000
1/23/06	4.02 (c)	10,000,000	10,000,000
Allstate Life Global Funding II
10/27/05	3.82 (a)(c)	1,000,000	1,000,000
American Express Credit Corp.
10/5/05	3.76 (c)	10,000,000	10,000,779
Australia & New Zealand Banking Group Ltd.
10/24/05	3.81 (a)(c)	5,000,000	5,000,000
Bank of New York Co., Inc.
10/27/05	3.87 (a)(c)	15,000,000	15,000,000
Bayerische Landesbank Girozentrale
10/15/05	3.58 (c)	10,000,000	10,000,000
11/21/05	3.82 (c)	15,000,000	15,000,000
BellSouth Corp.
4/26/06	4.26 (a)(c)	975,000	975,177
BellSouth Telecommunications
12/5/05	3.82 (c)	5,000,000	5,000,000

Quarterly Report

26

Medium Term Notes continued
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount
	Purchase
BMW U.S. Capital LLC
10/17/05	3.74% (c)	$2,000,000	$2,000,000
Commonwealth Bank of Australia
10/24/05	3.80 (c)	4,000,000	4,000,000
Descartes Funding Trust
10/17/05	3.77 (c)	5,000,000	5,000,000
General Electric Capital Corp.
3/30/06	3.85	14,073,000	14,167,317
HBOS Treasury Services PLC
12/28/05	4.01 (c)	20,000,000	20,000,000
HSBC Finance Corp.
10/24/05	3.82 (c)	6,000,000	6,000,000
HSH Nordbank AG
10/24/05	3.83 (a)(c)	6,000,000	6,000,000
ING USA Annuity & Life Insurance Co.
12/28/05	4.04 (c)(f)	3,000,000	3,000,000
International Lease Finance Corp.
1/17/06	4.00	4,000,000	3,998,245
MBIA Global Funding LLC
10/18/05	3.57 (a)(c)	2,000,000	2,000,000
Merrill Lynch & Co., Inc.
10/17/05	3.75 (c)	9,000,000	9,000,000
Metropolitan Life Insurance Co.
10/6/05	3.67 (a)(c)	3,884,000	3,884,000
Morgan Stanley
10/3/05	3.67 (c)	25,000,000	25,000,000
10/3/05	3.97 (c)	2,000,000	2,000,000
10/4/05	3.71 (c)	5,000,000	5,000,000
10/17/05	3.80 (c)	5,000,000	5,000,000
10/27/05	3.87 (c)	11,000,000	11,000,261
RACERS
10/24/05	3.82 (a)(c)	15,000,000	15,000,000
Royal Bank of Scotland PLC
10/21/05	3.78 (a)(c)	10,000,000	10,000,000
SBC Communications, Inc.
6/5/06	3.96 (a)	3,920,000	3,929,496
Security Life of Denver Insurance Co.
11/30/05	3.94 (c)(f)	2,000,000	2,000,000
Treasury Bank NA, Alexandria Virginia
11/14/05	3.80 (c)	10,000,000	10,000,000
Verizon Global Funding Corp.
10/17/05	3.98 (c)	50,000,000	50,000,035
Washington Mutual Bank, California
10/27/05	3.64 (c)	10,000,000	10,000,000
11/4/05	3.70 (c)	10,000,000	10,000,000
12/20/05	3.87 (c)	8,000,000	8,000,000
12/28/05	3.94 (c)	10,000,000	9,999,625

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount
	Purchase
WestLB AG
10/11/05	3.74% (a)(c)	$ 6,000,000	$ 6,000,000
12/30/05	4.02 (a)(c)	7,000,000	7,000,000
TOTAL MEDIUM-TERM NOTES			370,954,935

Short Term Notes 5.0%

Jackson National Life Insurance Co.
10/1/05	3.64 (c)(f)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
10/3/05	3.64 (c)(f)	10,000,000	10,000,000
10/28/05	3.91 (a)(c)	5,000,000	5,000,000
11/1/05	3.85 (c)(f)	5,000,000	5,000,000
Monumental Life Insurance Co.
10/3/05	3.83 (c)(f)	5,000,000	5,000,000
10/3/05	3.86 (c)(f)	5,000,000	5,000,000
New York Life Insurance Co.
12/31/05	4.15 (c)(f)	30,000,000	30,000,000
Transamerica Occidental Life Insurance Co.
11/1/05	3.86 (c)(f)	10,000,000	10,000,000
TOTAL SHORT TERM NOTES			77,000,000

Municipal Securities 0.9%

California Statewide Cmntys. Dev.
Auth. Rev. TRAN Series C3, 3.93%
6/30/06		2,950,000	2,950,000
San Jose Redev. Agcy. Rev. Series A,
3.84%, LOC JPMorgan Chase
Bank, VRDN (c)(d)		11,250,000	11,250,000
TOTAL MUNICIPAL SECURITIES			14,200,000

Repurchase Agreements 18.7%
		Maturity
		Amount
In a joint trading account (Collateralized
by U.S. Government Obligations
dated 9/30/05 due 10/3/05 at
3.91%)		$ 626,204	626,000
With:
Banc of America Securities LLC at
4.07%, dated 9/30/05 due
10/3/05 (Collateralized by
Mortgage Loan Obligations valued
at $79,800,000, 0% 7.79%,
4/25/19 – 4/25/45)		76,025,777	76,000,000
Citigroup Global Markets, Inc. at 4%,
dated 9/30/05 due 10/3/05
(Collateralized by Corporate
Obligations valued at
$77,520,000, 4.75% 7.75%,
2/15/11 - 7/25/35)		76,025,318	76,000,000

Investments (Unaudited) - continued

Repurchase Agreements continued

	Maturity	Value
	Amount

With: continued
Deutsche Bank Securities, Inc. at
4.01%, dated 9/30/05 due
10/3/05 (Collateralized by
Mortgage Loan Obligations valued
at $41,820,000, 0%, 11/25/35) .	$ 41,013,701	$ 41,000,000
Goldman Sachs & Co. At:
4.04%, dated:
8/23/05 due 11/21/05
(Collateralized by Corporate
Obligations valued at
$21,554,009, 5.22% 8.08%,
5/10/09 12/25/33) (c)(e)	21,212,100	21,000,000
9/30/05 due 10/3/05
(Collateralized by Mortgage
Loan Obligations valued at
$3,150,000, 7.18%,
10/17/36)	3,001,009	3,000,000
4.05%, dated 8/23/05 due
11/21/05 (Collateralized by
Corporate Obligations valued at
$5,155,000, 5.25%,
1/15/10) (c)(e)	5,050,625	5,000,000
J.P. Morgan Securities, Inc. at 3.88%,
dated 9/21/05 due 11/2/05
(Collateralized by Corporate
Obligations valued at
$25,229,612, 5.5% 10.13%,
2/1/07 - 5/25/34)	24,108,640	24,000,000
Merrill Lynch, Pierce, Fenner & Smith
at 4.09%, dated 7/27/05 due
10/25/05 (Collateralized by
Corporate Obligations valued at
$24,163,515, 5.16% 7.92%,
3/18/08 – 5/23/21) (c)(e)	23,235,175	23,000,000
Morgan Stanley & Co. At 3.88%,
dated 9/21/05 due 11/2/05
(Collateralized by Corporate
Obligations valued at
$20,511,009, 5.02% 6.62%,
4/28/17 - 2/15/32)	20,090,533	20,000,000

TOTAL REPURCHASE AGREEMENTS		289,626,000

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $1,561,410,860)	1,561,410,860

NET OTHER ASSETS (1.0)%		(15,568,158)

NET ASSETS 100%	$1,545,842,702

Security Type Abbreviations
TRAN — TAX AND REVENUE ANTICIPATION NOTE

VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $109,051,039 or 7.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$127,000,000 or 8.2% of net assets.

Additional information on each holding is as follows:

	Acquisition
Security	Date	Cost
Goldman Sachs Group, Inc.:
3.69%, 1/9/06	4/12/05	$6,000,000
3.78%, 10/11/05	1/13/05	$5,000,000
3.89%, 11/28/05	8/26/04	$36,000,000
Hypo Real Estate Bank International:
3.73%, 10/31/05	7/27/05	$1,000,000
3.75%, 10/17/05	8/11/05	$2,000,000
ING USA Annuity & Life Insurance Co.
4.04%, 12/28/05	6/23/05	$3,000,000
Jackson National Life Insurance Co.
3.64%, 10/1/05	3/31/03	$7,000,000
Metropolitan Life Insurance Co.:
3.64%, 10/3/05	3/26/02	$10,000,000
3.85%, 11/1/05	2/24/03	$5,000,000
Monumental Life Insurance Co.:
3.83%, 10/3/05	9/17/98	$5,000,000
3.86%, 10/3/05	3/12/99	$5,000,000
New York Life Insurance Co.	2/28/02
4.15%, 12/31/05	12/19/02	$30,000,000
Security Life of Denver Insurance Co.
3.94%, 11/30/05	8/26/05	$2,000,000
Transamerica Occidental Life Insurance Co.
3.86%, 11/1/05	4/28/00	$10,000,000

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,561,410,860.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

29 Quarterly Report

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Overseas Portfolio

September 30, 2005

1.799852.100 VIPOVRS-QTLY 0504

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 96.7%
	Shares	Value
Austria 0.3%
OMV AG	122,500	$ 7,276,889
Canada 2.8%
Alcan, Inc.	530,600	16,818,003
EnCana Corp.	563,800	32,903,690
Inmet Mining Corp. (a)	252,600	4,530,114
Talisman Energy, Inc.	334,700	16,375,138
TOTAL CANADA		70,626,945

Cayman Islands 0.5%
GlobalSantaFe Corp.	288,500	13,161,370
China – 0.0%
Global Bio Chem Technology Group Co.
Ltd. warrants 5/31/07 (a)	516,250	4,658
Denmark – 0.3%
TDC AS	131,900	7,097,396
Finland – 1.4%
Neste Oil Oyj	156,700	5,808,143
Nokia Corp.	1,749,700	29,587,418
TOTAL FINLAND		35,395,561

France – 10.2%
Accor SA	244,552	12,354,411
Alcatel SA sponsored ADR (a)	706,900	9,486,598
AXA SA	619,904	17,065,956
BNP Paribas SA	179,902	13,680,164
France Telecom SA	305,161	8,773,380
L’Oreal SA	154,695	11,986,544
Lagardere S.C.A. (Reg.)	146,900	10,428,851
Louis Vuitton Moet Hennessy (LVMH)	94,700	7,810,321
Pernod Ricard	144,400	25,502,560
Renault SA	95,500	9,047,412
Sanofi Aventis sponsored ADR	283,000	11,758,650
Total SA Series B	336,100	91,298,202
Vinci SA	74,500	6,417,520
Vivendi Universal SA sponsored ADR	620,500	20,308,965
TOTAL FRANCE		255,919,534

Germany 6.8%
Allianz AG (Reg.)	699,200	94,461,914
BASF AG	101,925	7,685,145
Deutsche Bank AG (NY Shares)	95,200	8,903,104
Deutsche Boerse AG	62,589	5,982,186
Deutsche Telekom AG sponsored ADR .	578,500	10,551,840
E.ON AG	273,044	25,188,309
GFK AG	64,292	2,423,200
Hypo Real Estate Holding AG	147,300	7,448,465
SAP AG sponsored ADR	182,500	7,907,725
TOTAL GERMANY		170,551,888

Hong Kong – 1.6%
ASM Pacific Technology Ltd.	3,300,500	16,061,397
Esprit Holdings Ltd.	850,500	6,359,001

	Shares	Value
Hong Kong Exchanges & Clearing Ltd.	1,942,500	$6,648,324
Hutchison Whampoa Ltd.	475,600	4,920,095
Wharf Holdings Ltd.	1,541,000	6,009,172
TOTAL HONG KONG		39,997,989

India 2.3%
Cipla Ltd.	464,402	4,013,794
Housing Development Finance Corp. Ltd.	796,037	18,823,816
Infosys Technologies Ltd.	329,196	18,838,055
Satyam Computer Services Ltd.	975,220	12,431,254
State Bank of India	90,445	2,176,009
TOTAL INDIA		56,282,928

Ireland 0.3%
Allied Irish Banks PLC	62,700	1,338,645
Ryanair Holdings PLC sponsored
ADR (a)	119,400	5,436,282
TOTAL IRELAND		6,774,927

Italy 1.4%
Banca Intesa Spa	2,253,000	10,501,511
ENI Spa	859,386	25,455,015
TOTAL ITALY		35,956,526

Japan 24.0%
Advantest Corp.	297,100	23,195,291
Aeon Co. Ltd.	1,362,600	27,562,444
Canon, Inc.	212,300	11,519,399
Credit Saison Co. Ltd.	150,700	6,658,204
Dainippon Screen Manufacturing Co.
Ltd.	425,000	2,793,969
Daiwa Securities Group, Inc.	3,747,000	29,486,404
JAFCO Co. Ltd.	318,100	20,968,482
Millea Holdings, Inc.	466	7,524,399
Mitsubishi Estate Co. Ltd.	675,000	9,330,088
Mitsui & Co. Ltd.	698,000	8,799,622
Mitsui Fudosan Co. Ltd.	732,000	11,085,597
Mizuho Financial Group, Inc.	5,204	33,334,119
Murata Manufacturing Co. Ltd.	335,100	18,818,831
Nikko Cordial Corp.	6,001,000	69,904,133
Nikon Corp.	1,038,000	13,187,269
Nippon Electric Glass Co. Ltd.	371,000	6,731,033
Nitto Denko Corp.	418,700	23,736,589
ORIX Corp.	44,400	8,075,164
Sega Sammy Holdings, Inc.	117,600	4,674,120
Sega Sammy Holdings, Inc. New	117,600	4,590,653
Sompo Japan Insurance, Inc	1,151,000	15,347,894
Sumitomo Mitsui Financial Group, Inc.	6,758	64,152,925
T&D Holdings, Inc.	97,750	5,862,434
Takefuji Corp.	121,310	9,524,767
TDK Corp.	155,200	11,139,219
Tokuyama Corp.	413,000	4,074,453
Tokyo Electron Ltd.	1,158,700	61,987,314
Toyota Motor Corp.	1,180,100	54,502,921
USS Co. Ltd.	34,750	2,484,874

31 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
		Shares	Value
Japan continued
Yahoo! Japan Corp		12,643	$ 14,918,195
Yahoo! Japan Corp. New		12,643	15,142,529
TOTAL JAPAN			601,113,335

Korea (South) – 3.5%
Hyundai Motor Co.		87,553	6,838,109
Kookmin Bank		493,650	29,093,880
LG Electronics, Inc.		183,870	12,316,730
LG.Philips LCD Co. Ltd. sponsored
ADR (a)		269,000	5,530,640
Samsung Electronics Co. Ltd.		22,352	12,595,085
Shinhan Financial Group Co. Ltd.		409,074	14,230,360
Shinsegae Co. Ltd.		17,330	6,427,127
TOTAL KOREA (SOUTH)			87,031,931

Netherlands – 6.4%
Aegon NV		882,300	13,100,203
ASML Holding NV (a)		5,518,539	91,111,047
EADS NV		177,800	6,305,921
ING Groep NV (Certificaten Van
Aandelen)		799,624	23,820,799
Koninklijke Philips Electronics NV
(NY Shares)		260,100	6,939,468
VNU NV		619,825	19,486,577
TOTAL NETHERLANDS			160,764,015

Netherlands Antilles – 0.1%
Schlumberger Ltd. (NY Shares)		39,700	3,349,886
Norway 0.3%
Statoil ASA		333,100	8,262,354
Philippines – 0.2%
Philippine Long Distance Telephone Co.
sponsored ADR		123,500	3,760,575
Singapore – 1.2%
STATS ChipPAC Ltd. (a)		32,316,000	19,862,089
United Test & Assembly Center Ltd. (a)	.	28,042,000	10,771,999
TOTAL SINGAPORE			30,634,088

Spain 0.8%
Banco Bilbao Vizcaya Argentaria SA		461,100	8,087,693
Telefonica SA		743,780	12,227,743
TOTAL SPAIN			20,315,436

Sweden 1.4%
Gambro AB (A Shares)		488,200	7,402,076
Telefonaktiebolaget LM Ericsson
(B Shares) sponsored ADR		744,400	27,423,696
TOTAL SWEDEN			34,825,772

Switzerland 9.0%
ABB Ltd. (Reg.) (a)		2,797,868	20,452,694
Actelion Ltd. (Reg.) (a)		85,017	9,164,571
Compagnie Financiere Richemont unit	.	296,004	11,722,591
Credit Suisse Group (Reg.)		751,502	33,426,810

	Shares	Value
Nestle SA (Reg.)	86,303	$ 25,275,355
Novartis AG (Reg.)	1,016,779	51,855,729
Roche Holding AG (participation
certificate)	315,458	43,829,185
The Swatch Group AG (Reg.)	126,695	3,583,214
UBS AG (Reg.)	302,164	25,835,022
TOTAL SWITZERLAND		225,145,171

Taiwan 8.9%
Acer, Inc.	8,150,340	16,209,563
Advanced Semiconductor Engineering,
Inc.	26,880,617	18,144,245
Advanced Semiconductor Engineering,
Inc. sponsored ADR	331,100	1,122,429
ASE Test Ltd. (a)	1,378,700	8,644,449
AU Optronics Corp.	7,239,580	9,380,662
AU Optronics Corp. sponsored ADR	222,100	2,878,416
Chi Mei Optoelectronics Corp.	5,373,429	5,934,404
Chi Mei Optoelectronics Corp. GDR (d)	436,159	4,754,133
Hon Hai Precision Industry Co. Ltd.
(Foxconn)	1,278,409	5,951,822
King Yuan Electronics Co. Ltd.	11,392,316	8,479,312
Siliconware Precision Industries Co. Ltd.	23,878,738	24,105,038
Sunplus Technology Co. Ltd.	8,352,735	7,651,629
Taiwan Semiconductor Manufacturing
Co. Ltd.	13,362,162	21,461,278
United Microelectronics Corp.	102,944,781	66,074,757
United Microelectronics Corp. sponsored
ADR	3,877,881	13,960,372
Yageo Corp. (a)	26,627,000	9,026,646
TOTAL TAIWAN		223,779,155

United Kingdom – 8.7%
Admiral Group PLC	512,800	3,845,660
AstraZeneca PLC (United Kingdom)	169,800	7,997,581
BAE Systems PLC	1,060,300	6,426,721
BHP Billiton PLC	975,595	15,768,813
BP PLC	4,095,406	48,359,919
HSBC Holdings PLC (United Kingdom)
(Reg.)	1,171,726	19,035,861
ITV PLC	4,352,554	8,678,738
Man Group PLC	585,567	17,110,823
O2 PLC	2,520,300	7,015,451
Reckitt Benckiser PLC	162,700	4,958,084
Rio Tinto PLC (Reg.)	336,706	13,830,199
Smiths Group PLC	504,100	8,530,398
Tesco PLC	1,146,341	6,260,492
Vodafone Group PLC	15,253,325	39,612,795
Xstrata PLC	367,500	9,526,055
TOTAL UNITED KINGDOM		216,957,590

United States of America – 4.3%
Advanced Energy Industries, Inc. (a)	420,700	4,526,732
Amkor Technology, Inc. (a)	545,500	2,389,290

Quarterly Report 32

Common Stocks continued
	Shares	Value
United States of America – continued
Baker Hughes, Inc.	56,900	$ 3,395,792
BJ Services Co.	104,700	3,768,153
Diamond Offshore Drilling, Inc.	56,700	3,472,875
Freeport McMoRan Copper & Gold, Inc.
Class B	333,100	16,185,329
Halliburton Co.	51,300	3,515,076
Honeywell International, Inc.	303,200	11,370,000
Lyondell Chemical Co.	1,059,500	30,322,890
Nabors Industries Ltd. (a)	48,900	3,512,487
Synthes, Inc.	165,581	19,371,736
Transocean, Inc. (a)	56,700	3,476,277
Weatherford International Ltd. (a)	48,900	3,357,474
TOTAL UNITED STATES OF AMERICA		108,664,111

TOTAL COMMON STOCKS
(Cost $1,846,289,257)	2,423,650,030

Money Market Funds 4.8%

Fidelity Cash Central Fund, 3.82% (b)	68,780,385	68,780,385
Fidelity Securities Lending Cash Central
Fund, 3.84% (b)(c)	52,522,589	52,522,589
TOTAL MONEY MARKET FUNDS
(Cost $121,302,974)		121,302,974

TOTAL INVESTMENT PORTFOLIO 101.5%
(Cost $1,967,592,231)	2,544,953,004

NET OTHER ASSETS (1.5)%		(37,635,888)

NET ASSETS 100%	$2,507,317,116

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,754,133 or 0.2% of net assets.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,982,623,295. Net unrealized appreciation aggregated $562,329,709, of which $597,144,967 related to appreciated investment securities and $34,815,258 related to depreciated investment securities.

33 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

34

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Value Portfolio

September 30, 2005

1.808786.101 VIPVAL QTLY 1105

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 98.2%

	Shares	Value

CONSUMER DISCRETIONARY 8.6%
Automobiles – 1.4%
Monaco Coach Corp.	3,700	$54,538
Toyota Motor Corp. sponsored ADR	2,800	258,636
		313,174
Diversified Consumer Services 0.1%
Service Corp. International (SCI)	2,500	20,725
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	4,600	154,054
Wynn Resorts Ltd. (a)	700	31,605
		185,659
Household Durables 0.1%
Matsushita Electric Industrial Co. Ltd.
ADR	1,500	25,665
Internet & Catalog Retail 0.1%
GSI Commerce, Inc. (a)	600	11,940
Media 4.8%
Clear Channel Communications, Inc.	1,200	39,468
Comcast Corp. Class A (special) (a)	100	2,878
E.W. Scripps Co. Class A	2,100	104,937
Gannett Co., Inc.	3,700	254,671
News Corp. Class B	4,890	80,685
Omnicom Group, Inc.	310	25,925
The New York Times Co. Class A	9,900	294,525
Time Warner, Inc.	5,500	99,605
Univision Communications, Inc.
Class A (a)	500	13,265
Walt Disney Co.	5,000	120,650
XM Satellite Radio Holdings, Inc.
Class A (a)	1,130	40,578
		1,077,187
Multiline Retail – 0.2%
Dollar General Corp.	100	1,834
Federated Department Stores, Inc.	500	33,435
		35,269
Specialty Retail 1.1%
Home Depot, Inc.	3,700	141,118
Office Depot, Inc. (a)	1,400	41,580
Staples, Inc.	2,700	57,564
		240,262

TOTAL CONSUMER DISCRETIONARY		1,909,881

CONSUMER STAPLES 5.5%
Beverages 1.1%
PepsiCo, Inc.	1,000	56,710
The Coca Cola Co.	4,250	183,558
		240,268
Food & Staples Retailing – 2.5%
CVS Corp.	4,000	116,040
Sysco Corp.	1,100	34,507

	Shares	Value
Wal Mart Stores, Inc.	8,770	$384,301
Walgreen Co.	600	26,070
		560,918
Food Products – 0.6%
Archer Daniels Midland Co.	800	19,728
Nestle SA sponsored ADR	1,600	117,600
		137,328
Personal Products 0.2%
Alberto Culver Co.	800	35,800
Tobacco – 1.1%
Altria Group, Inc.	3,470	255,774

TOTAL CONSUMER STAPLES		1,230,088

ENERGY 9.2%
Energy Equipment & Services – 2.1%
Halliburton Co.	5,200	356,304
Schlumberger Ltd. (NY Shares)	1,300	109,694
		465,998
Oil, Gas & Consumable Fuels 7.1%
Amerada Hess Corp.	1,700	233,750
BP PLC sponsored ADR	1,680	119,028
Canadian Natural Resources Ltd.	4,000	180,630
El Paso Corp.	1,600	22,240
Exxon Mobil Corp.	11,540	733,252
Peabody Energy Corp.	1,300	109,655
Total SA sponsored ADR	1,000	135,820
Ultra Petroleum Corp. (a)	900	51,192
		1,585,567

TOTAL ENERGY		2,051,565

FINANCIALS 33.2%
Capital Markets 7.3%
American Capital Strategies Ltd.	3,500	128,310
Bank of New York Co., Inc.	1,800	52,938
Goldman Sachs Group, Inc.	1,500	182,370
Investors Financial Services Corp.	1,800	59,220
Lehman Brothers Holdings, Inc.	900	104,832
Mellon Financial Corp.	4,100	131,077
Merrill Lynch & Co., Inc.	3,900	239,265
National Financial Partners Corp.	400	18,056
Nomura Holdings, Inc. sponsored ADR .	4,000	62,160
Northern Trust Corp.	6,500	328,575
Nuveen Investments, Inc. Class A	2,400	94,536
State Street Corp.	4,710	230,413
		1,631,752
Commercial Banks – 6.8%
Bank of America Corp.	9,620	405,002
Cathay General Bancorp	500	17,730
East West Bancorp, Inc.	1,800	61,272
First Republic Bank, California	700	24,661

Quarterly Report

36

Common Stocks continued
	Shares	Value

FINANCIALS – continued
Commercial Banks – continued
Mitsubishi Tokyo Financial Group, Inc.
(MTFG) sponsored ADR	11,600	$151,148
Sumitomo Mitsui Financial Group, Inc.
ADR	3,500	32,725
Synovus Financial Corp.	800	22,176
U.S. Bancorp, Delaware	2,400	67,392
UCBH Holdings, Inc.	3,700	67,784
UnionBanCal Corp.	1,200	83,664
Wachovia Corp.	7,630	363,112
Wells Fargo & Co.	3,520	206,166
		1,502,832
Consumer Finance – 2.1%
SLM Corp.	8,630	462,913
Diversified Financial Services – 2.6%
CapitalSource, Inc. (a)	3,400	74,120
Citigroup, Inc.	6,760	307,715
JPMorgan Chase & Co.	5,758	195,369
		577,204
Insurance – 6.1%
Allstate Corp.	3,100	171,399
American International Group, Inc.	12,240	758,388
Hartford Financial Services Group, Inc.	1,880	145,080
Manulife Financial Corp.	400	21,332
MetLife, Inc. unit	4,260	119,578
Prudential Financial, Inc.	2,200	148,632
		1,364,409
Real Estate 6.1%
Derwent Valley Holdings PLC	1,900	43,786
Education Realty Trust, Inc.	600	10,020
Equity Lifestyle Properties, Inc.	6,900	310,500
Equity Office Properties Trust	8,200	268,222
Equity Residential (SBI)	2,100	79,485
General Growth Properties, Inc.	10,223	459,319
Pennsylvania (REIT) (SBI)	400	16,872
ProLogis Trust	2,100	93,051
St. Modwen Properties PLC	5,000	39,438
United Dominion Realty Trust, Inc. (SBI) .	1,700	40,290
		1,360,983
Thrifts & Mortgage Finance – 2.2%
Countrywide Financial Corp.	600	19,788
FirstFed Financial Corp., Delaware (a)	400	21,524
Freddie Mac	1,200	67,752
Golden West Financial Corp., Delaware	3,800	225,682
Hudson City Bancorp, Inc.	7,900	94,010
Washington Mutual, Inc.	1,500	58,830
		487,586

TOTAL FINANCIALS		7,387,679

	Shares	Value

HEALTH CARE 8.8%
Biotechnology – 1.6%
Amgen, Inc. (a)	700	$55,769
Amylin Pharmaceuticals, Inc. (a)	5,700	198,303
Biogen Idec, Inc. (a)	2,400	94,752
		348,824
Health Care Equipment & Supplies 1.6%
Becton, Dickinson & Co.	300	15,729
Cooper Companies, Inc.	600	45,966
Hospira, Inc. (a)	3,300	135,201
Medtronic, Inc.	2,300	123,326
Varian, Inc. (a)	1,200	41,184
		361,406
Health Care Providers & Services 2.0%
Aetna, Inc.	600	51,684
Cardinal Health, Inc.	1,300	82,472
Health Net, Inc. (a)	1,200	56,784
UnitedHealth Group, Inc.	3,160	177,592
WellPoint, Inc. (a)	900	68,238
		436,770
Pharmaceuticals 3.6%
Abbott Laboratories	1,560	66,144
Novartis AG sponsored ADR	500	25,500
Pfizer, Inc.	6,690	167,049
Roche Holding AG sponsored ADR	2,000	140,200
Wyeth	8,800	407,176
		806,069

TOTAL HEALTH CARE		1,953,069

INDUSTRIALS – 7.5%
Aerospace & Defense – 1.1%
Hexcel Corp. (a)	1,000	18,290
Honeywell International, Inc.	3,300	123,750
The Boeing Co.	1,100	74,745
United Technologies Corp.	500	25,920
		242,705
Airlines – 0.0%
AirTran Holdings, Inc. (a)	500	6,330
Electrical Equipment 0.6%
American Power Conversion Corp.	1,700	44,030
Rockwell Automation, Inc.	1,800	95,220
		139,250
Industrial Conglomerates 1.7%
General Electric Co.	11,020	371,043
Machinery – 0.9%
Caterpillar, Inc.	2,700	158,625
Dover Corp.	105	4,283
Illinois Tool Works, Inc.	500	41,165
		204,073

37 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Road & Rail 3.2%
Burlington Northern Santa Fe Corp.	4,400	$263,120
Canadian National Railway Co.	300	21,288
Canadian Pacific Railway Ltd.	400	17,217
Kansas City Southern (a)	1,300	30,303
Laidlaw International, Inc.	6,500	157,105
Norfolk Southern Corp.	5,410	219,430
		708,463

TOTAL INDUSTRIALS		1,671,864

INFORMATION TECHNOLOGY 15.0%
Communications Equipment – 1.2%
Cisco Systems, Inc. (a)	4,300	77,099
Motorola, Inc.	5,000	110,450
QUALCOMM, Inc.	1,700	76,075
		263,624
Computers & Peripherals 1.5%
EMC Corp. (a)	800	10,352
Hewlett Packard Co.	11,200	327,040
		337,392
Electronic Equipment & Instruments – 0.9%
Arrow Electronics, Inc. (a)	2,300	72,128
Avnet, Inc. (a)	3,900	95,355
Trimble Navigation Ltd. (a)	800	26,952
		194,435
Internet Software & Services 0.9%
aQuantive, Inc. (a)	5,700	114,741
Digital River, Inc. (a)	1,700	59,245
Yahoo!, Inc. (a)	1,200	40,608
		214,594
Semiconductors & Semiconductor Equipment – 8.6%
Advanced Micro Devices, Inc. (a)	5,900	148,680
Analog Devices, Inc.	2,730	101,392
Applied Materials, Inc.	8,720	147,891
Cirrus Logic, Inc. (a)	2,200	16,698
FormFactor, Inc. (a)	5,500	125,510
Freescale Semiconductor, Inc. Class B (a)	2,000	47,160
Intel Corp.	14,630	360,630
KLA Tencor Corp.	4,780	233,073
Lam Research Corp. (a)	7,800	237,666
MEMC Electronic Materials, Inc. (a)	4,200	95,718
MKS Instruments, Inc. (a)	1,500	25,845
National Semiconductor Corp.	9,600	252,480
Varian Semiconductor Equipment
Associates, Inc. (a)	2,900	122,873
		1,915,616

	Shares	Value
Software 1.9%
Microsoft Corp.	16,490	$424,288

TOTAL INFORMATION TECHNOLOGY		3,349,949

MATERIALS 2.8%
Chemicals 2.1%
Airgas, Inc.	1,100	32,593
Albemarle Corp.	800	30,160
Chemtura Corp.	3,200	39,744
FMC Corp. (a)	4,140	236,891
Praxair, Inc.	1,100	52,723
Sigma Aldrich Corp.	600	38,436
Spartech Corp.	1,100	21,494
		452,041
Containers & Packaging – 0.2%
Ball Corp.	1,200	44,088
Metals & Mining – 0.5%
Goldcorp, Inc.	800	16,033
Kinross Gold Corp. (a)	1,600	12,290
Newmont Mining Corp.	1,900	89,623
		117,946

TOTAL MATERIALS		614,075

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services – 0.8%
BellSouth Corp.	5,900	155,170
Verizon Communications, Inc.	910	29,748
		184,918
Wireless Telecommunication Services – 2.3%
ALLTEL Corp.	4,300	279,973
Sprint Nextel Corp.	9,620	228,764
		508,737

TOTAL TELECOMMUNICATION SERVICES		693,655

UTILITIES 4.5%
Electric Utilities – 1.4%
Edison International	3,300	156,024
Entergy Corp.	70	5,202
Exelon Corp.	2,700	144,288
ITC Holdings Corp.	200	5,796
		311,310
Gas Utilities 0.3%
AGL Resources, Inc.	1,600	59,376
Independent Power Producers & Energy Traders 1.4%
Constellation Energy Group, Inc.	1,200	73,920
TXU Corp.	2,100	237,048
		310,968
Multi-Utilities – 1.4%
CMS Energy Corp. (a)	2,600	42,770

Quarterly Report 38

Common Stocks continued
	Shares	Value
UTILITIES – continued
Multi-Utilities – continued
Dominion Resources, Inc.	2,500	$ 215,350
Public Service Enterprise Group, Inc.	1,000	64,360
		322,480
TOTAL UTILITIES		1,004,134

TOTAL COMMON STOCKS
(Cost $20,829,605)		21,865,959
Money Market Funds 3.6%
Fidelity Cash Central Fund, 3.82% (b)
(Cost $794,080)	794,080	794,080

TOTAL INVESTMENT PORTFOLIO 101.8%
(Cost $21,623,685)		22,660,039

NET OTHER ASSETS (1.8)%		(401,816)
NET ASSETS 100%		$ 22,258,223

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the money market fund’s holdings as of its most recent quarter end is available upon request.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $21,688,102. Net unrealized appreciation aggregated $971,937, of which $1,416,431 related to appreciated investment securities and $444,494 related to depreciated investment securities.

39 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

40

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005